United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Six months ended 01/31/11

Item 1.                      Reports to Stockholders

Federated MDT All Cap Core Fund

Fund Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Class A Shares
Class C Shares
Class R Shares (formerly, Class K Shares)
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$10.54	$9.91	$14.05	$16.74	$15.08	$15.26
Income From Investment Operations:
Net investment income	0.01[2]	0.05[2]	0.06[2]	0.06	0.02[2]	0.00[2,3]
Net realized and unrealized gain (loss) on investments	2.03	0.67	(4.15)	(1.56)	2.18	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.04	0.72	(4.09)	(1.50)	2.20	0.70
Less Distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.05)	—	—	(0.00)[3]
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)	(0.88)
TOTAL DISTRIBUTIONS	(0.05)	(0.09)	(0.05)	(1.19)	(0.54)	(0.88)
Net Asset Value, End of Period	$12.53	$10.54	$9.91	$14.05	$16.74	$15.08
Total Return[4]	19.35%	7.18%	(29.07)%	(9.98)%	14.67%	4.59%
Ratios to Average Net Assets:
Net expenses	1.32%[5]	1.29%	1.34%	1.29%	1.36%	1.50%
Net investment income	0.22%[5]	0.44%	0.64%	0.43%	0.13%	0.03%
Expense waiver/reimbursement[6]	0.38%[5]	0.25%	0.14%	0.00%[7]	0.00%[7]	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,657	$54,437	$81,898	$194,867	$201,888	$101,723
Portfolio turnover	51%	135%	290%	199%	225%	212%
1	MDT All Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT All Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.27	$9.66	$13.73	$16.51	$14.99	$15.25
Income From Investment Operations:
Net investment income (loss)	(0.03)[3]	(0.04)[3]	(0.02)[3]	(0.04)	(0.11)[3]	(0.10)[3]
Net realized and unrealized gain (loss) on investments	1.97	0.65	(4.05)	(1.55)	2.17	0.72
TOTAL FROM INVESTMENT OPERATIONS	1.94	0.61	(4.07)	(1.59)	2.06	0.62
Less Distributions:
Distributions from net investment income	—	(0.00)[4]	—	—	—	—
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)	(0.88)
TOTAL DISTRIBUTIONS	—	(0.00)[4]	—	(1.19)	(0.54)	(0.88)
Net Asset Value, End of Period	$12.21	$10.27	$9.66	$13.73	$16.51	$14.99
Total Return[5]	18.89%	6.33%	(29.64)%	(10.69)%	13.81%	4.01%
Ratios to Average Net Assets:
Net expenses	2.12%[6]	2.08%	2.14%	2.08%	2.13%	2.25%[6]
Net investment income (loss)	(0.58)%[6]	(0.36)%	(0.17)%	(0.36)%	(0.64)%	(0.72)%[6]
Expense waiver/reimbursement[7]	0.35%[6]	0.24%	0.17%	0.00%[8]	0.00%[8]	0.05%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$36,240	$39,524	$52,546	$96,601	$104,957	$48,189
Portfolio turnover	51%	135%	290%	199%	225%	212%[9]
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares (formerly, Class K Shares)

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,			Period Ended 7/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.52	$9.91	$14.10	$16.86	$16.82
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.01)[2]	0.01[2]	(0.00)[3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments	2.03	0.68	(4.16)	(1.57)	0.61
TOTAL FROM INVESTMENT OPERATIONS	2.01	0.67	(4.15)	(1.57)	0.58
Less Distributions:
Distributions from net investment income	(0.01)	(0.06)	(0.04)	—	—
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	(0.01)	(0.06)	(0.04)	(1.19)	(0.54)
Net Asset Value, End of Period	$12.52	$10.52	$9.91	$14.10	$16.86
Total Return[4]	19.09%	6.71%	(29.42)%	(10.34)%	3.52%
Ratios to Average Net Assets:
Net expenses	1.80%[5]	1.75%	1.80%	1.75%	1.80%[5]
Net investment income (loss)	(0.30)%[5]	(0.09)%	0.15%	(0.00)%[6]	(0.30)%[5]
Expense waiver/reimbursement[7]	0.24%[5]	0.18%	0.11%	0.00%[6]	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,841	$2,300	$1,937	$1,393	$135
Portfolio turnover	51%	135%	290%	199%	225%[8]
1	Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$10.66	$10.02	$14.22	$16.88	$15.17	$15.32
Income From Investment Operations:
Net investment income	0.03[2]	0.08[2]	0.09[2]	0.10	0.07[2]	0.05[2]
Net realized and unrealized gain (loss) on investments	2.05	0.68	(4.20)	(1.57)	2.18	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.08	0.76	(4.11)	(1.47)	2.25	0.75
Less Distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.09)	—	—	(0.02)
Distributions from net realized gain on investments	—	—	—	(1.19)	(0.54)	(0.88)
TOTAL DISTRIBUTIONS	(0.09)	(0.12)	(0.09)	(1.19)	(0.54)	(0.90)
Net Asset Value, End of Period	$12.65	$10.66	$10.02	$14.22	$16.88	$15.17
Total Return[3]	19.51%	7.54%	(28.84)%	(9.71)%	14.92%	4.85%
Ratios to Average Net Assets:
Net expenses	1.06%[4]	1.01%	1.06%	1.01%	1.07%	1.25%
Net investment income	0.48%[4]	0.69%	0.90%	0.72%	0.40%	0.28%
Expense waiver/reimbursement[5]	0.25%[4]	0.20%	0.12%	0.00%[6]	0.01%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,189	$41,958	$50,031	$86,681	$85,128	$42,656
Portfolio turnover	51%	135%	290%	199%	225%	212%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,193.50	$7.30
Class C Shares	$1,000	$1,188.90	$11.70
Class R Shares	$1,000	$1,190.90	$9.94
Institutional Shares	$1,000	$1,195.10	$5.86
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.55	$6.72
Class C Shares	$1,000	$1,014.52	$10.76
Class R Shares	$1,000	$1,016.13	$9.15
Institutional Shares	$1,000	$1,019.86	$5.40
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.32%
Class C Shares	2.12%
Class R Shares	1.80%
Institutional Shares	1.06%
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2011, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Integrated International Oil	9.5%
Money Center Bank	8.6%
Property Liability Insurance	6.6%
Financial Services	5.9%
Crude Oil & Gas Production	5.3%
Miscellaneous Food Products	5.2%
Services to Medical Professionals	3.1%
Software Packaged/Custom	3.1%
Cable & Wireless Television	3.0%
Personal Loans	2.7%
Internet Services	2.4%
Multi-Line Insurance	2.4%
Computers - High End	2.3%
Electric Utility	2.2%
Oil Refiner	2.1%
Specialty Retailing	2.1%
Semiconductor Distribution	1.9%
Ethical Drugs	1.8%
Integrated Domestic Oil	1.7%
Life Insurance	1.7%
Miscellaneous Components	1.4%
Computer Stores	1.3%
Defense Electronics	1.2%
Securities Brokerage	1.2%
Construction Machinery	1.1%
Electronic Test/Measuring Equipment	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Other[2]	16.6%
Cash Equivalents[3]	1.3%
Other Assets and Liabilities — Net[4]	0.3%
TOTAL	100.0%

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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

January 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Airline - National – 0.3%
6,500	[1]	Atlas Air Worldwide Holdings, Inc.	330,265
		Airline - Regional – 0.7%
14,267	[1]	Alaska Air Group, Inc.	845,177
		AT&T Divestiture – 0.7%
30,900		AT&T, Inc.	850,368
		Auto Original Equipment Manufacturers – 0.3%
1,380		Eaton Corp.	148,985
2,428	[1]	LKQ Corp.	58,660
4,000	[1]	Tenneco Automotive, Inc.	165,320
		TOTAL	372,965
		Automobiles – 0.3%
22,100	[1]	Ford Motor Co.	352,495
		Biotechnology – 0.1%
2,200	[1]	Charles River Laboratories International, Inc.	84,370
		Building Supply Stores – 0.3%
16,900		Lowe's Cos., Inc.	419,120
		Business Services – 0.0%
700	[1]	OpenTable, Inc.	55,034
		Cable & Wireless Television – 3.0%
89,789	[1]	DIRECTV Group, Inc., Class A	3,806,156
		Clothing Stores – 0.0%
1,600		Limited Brands, Inc.	46,784
		Commodity Chemicals – 0.6%
12,100		Du Pont (E.I.) de Nemours & Co.	613,228
1,400		PPG Industries, Inc.	117,992
		TOTAL	731,220
		Communications Equipment – 0.4%
9,856		Harris Corp.	458,698
		Computer Peripherals – 0.1%
5,400	[1]	Aruba Networks, Inc.	116,370
		Computer Services – 0.7%
4,200	[1]	Fiserv, Inc.	259,434
9,000	[1]	Riverbed Technology, Inc.	322,830
11,134	[1]	Synnex Corp.	371,764
		TOTAL	954,028
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Shares			Value
		Computer Stores – 1.3%
48,149	[1]	Ingram Micro, Inc., Class A	950,461
13,862	[1]	Tech Data Corp.	650,267
		TOTAL	1,600,728
		Computers - High End – 2.3%
18,190		IBM Corp.	2,946,780
		Computers - Midrange – 0.1%
2,000		Hewlett-Packard Co.	91,380
		Construction Machinery – 1.1%
14,300		Caterpillar, Inc.	1,387,243
		Consumer Finance – 0.9%
54,700		Discover Financial Services	1,126,273
		Contracting – 0.2%
2,400	[1]	IHS, Inc., Class A	196,704
1,600	[1]	URS Corp.	71,120
		TOTAL	267,824
		Crude Oil & Gas Production – 5.3%
21,060		Apache Corp.	2,513,722
111,302		Chesapeake Energy Corp.	3,286,748
10,700		Devon Energy Corp.	948,983
		TOTAL	6,749,453
		Defense Electronics – 1.2%
2,800		L-3 Communications Holdings, Inc.	219,100
16,593		Northrop Grumman Corp.	1,149,895
3,900		Raytheon Co.	194,961
		TOTAL	1,563,956
		Department Stores – 0.6%
8,500	[1]	Sears Holdings Corp.	640,645
2,000		Target Corp.	109,660
		TOTAL	750,305
		Diversified Financial Services – 0.1%
17,600	[1]	American Capital Ltd.	143,792
		Diversified Oil – 0.6%
11,300		Murphy Oil Corp.	749,190
		Electric & Electronic Original Equipment Manufacturers – 0.3%
10,700	[1]	General Cable Corp.	396,007
		Electric Utility – 2.2%
27,488		Constellation Energy Group, Inc.	886,488
4,198		DPL, Inc.	109,904
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Shares			Value
7,100		Entergy Corp.	512,407
39,470		Public Service Enterprises Group, Inc.	1,280,012
		TOTAL	2,788,811
		Electrical Equipment – 0.4%
2,250		Smith (A.O.) Corp.	96,322
7,700	[1]	Thomas & Betts Corp.	395,703
		TOTAL	492,025
		Electronic Instruments – 0.2%
5,700	[1]	Trimble Navigation Ltd.	262,656
		Electronic Test/Measuring Equipment – 1.0%
25,400	[1]	Agilent Technologies, Inc.	1,062,482
3,600	[1]	Itron, Inc.	208,872
		TOTAL	1,271,354
		Electronics Stores – 0.1%
2,900		Best Buy Co., Inc.	98,600
		Ethical Drugs – 1.8%
76,100		Bristol-Myers Squibb Co.	1,916,198
10,400		Eli Lilly & Co.	361,608
		TOTAL	2,277,806
		Financial Services – 5.9%
99,394		Ameriprise Financial, Inc.	6,127,640
500		FactSet Research Systems	50,400
2,700		Nelnet, Inc., Class A	60,534
3,953	[1]	Verifone Systems, Inc.	157,883
16,500		Visa, Inc., Class A	1,152,525
		TOTAL	7,548,982
		Generic Drugs – 0.1%
1,433		Perrigo Co.	104,236
		Gold Production – 0.1%
2,100		Newmont Mining Corp.	115,647
		Grocery Chain – 0.4%
6,200		Kroger Co.	132,680
18,400		Safeway, Inc.	380,696
		TOTAL	513,376
		Health Care Providers & Services – 0.1%
1,600	[1]	Catalyst Health Solutions, Inc.	69,440
		Home Products – 0.0%
200	[1]	Energizer Holdings, Inc.	14,548
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Shares			Value
700		Tupperware Brands Corp.	32,025
		TOTAL	46,573
		Hospitals – 0.0%
1,700	[1]	Community Health Systems, Inc.	59,704
		Hotels – 0.9%
17,400		Starwood Hotels & Resorts Worldwide, Inc.	1,026,078
4,400		Wyndham Worldwide Corp.	123,772
		TOTAL	1,149,850
		Household Appliances – 0.3%
3,975		Whirlpool Corp.	339,863
		Industrial Machinery – 0.1%
1,800		Graco, Inc.	76,464
		Insurance Brokerage – 0.2%
1,800		Axis Capital Holdings Ltd.	64,044
4,900		Endurance Specialty Holdings Ltd.	227,801
		TOTAL	291,845
		Integrated Domestic Oil – 1.7%
16,000		ConocoPhillips	1,143,360
12,600		Hess Corp.	1,059,912
		TOTAL	2,203,272
		Integrated International Oil – 9.5%
59,911		Chevron Corp.	5,687,351
78,600		Exxon Mobil Corp.	6,341,448
		TOTAL	12,028,799
		Internet Services – 2.4%
5,600	[1]	Monster Worldwide, Inc.	93,240
7,893	[1]	NetFlix, Inc.	1,689,733
3,000	[1]	Priceline.com, Inc.	1,285,560
		TOTAL	3,068,533
		IT Services – 0.1%
4,500		Broadridge Financial Solutions	103,005
		Life Insurance – 1.7%
4,700		American Equity Investment Life Holding Co.	59,596
5,800		Principal Financial Group	190,066
11,800		Protective Life Corp.	325,326
7,460		Prudential Financial, Inc.	458,865
1,300		StanCorp Financial Group, Inc.	57,993
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Shares			Value
17,254		Torchmark Corp.	1,074,924
		TOTAL	2,166,770
		Life Sciences Tools & Services – 0.5%
9,600	[1]	Illumina, Inc.	665,664
		Meat Packing – 0.4%
24,200	[1]	Smithfield Foods, Inc.	481,822
		Medical Supplies – 0.0%
1,300	[1]	Kinetic Concepts, Inc.	59,969
		Medical Technology – 0.9%
5,100		Dentsply International, Inc.	180,948
2,100	[1]	IDEXX Laboratories, Inc.	150,570
13,286	[1]	Zimmer Holdings, Inc.	786,000
		TOTAL	1,117,518
		Miscellaneous Components – 1.4%
11,200		AVX Corp.	175,616
17,206		Amphenol Corp., Class A	952,180
4,817	[1]	MKS Instruments, Inc.	138,296
8,000	[1]	SunPower Corp., Class A	107,520
27,428	[1]	Vishay Intertechnology, Inc.	452,562
		TOTAL	1,826,174
		Miscellaneous Food Products – 5.2%
197,778		Archer-Daniels-Midland Co.	6,461,407
2,200		The Anderson's, Inc.	85,316
		TOTAL	6,546,723
		Miscellaneous Machinery – 0.4%
7,400		Illinois Tool Works, Inc.	395,826
301		Parker-Hannifin Corp.	26,912
1,300		Rockwell Automation, Inc.	105,313
		TOTAL	528,051
		Money Center Bank – 8.6%
1,287,100	[1]	Citigroup, Inc.	6,203,822
105,200		JPMorgan Chase & Co.	4,727,688
		TOTAL	10,931,510
		Multi-Line Insurance – 2.4%
23,400		Assurant, Inc.	917,982
1,900		FBL Financial Group, Inc., Class A	52,839
53,800		Hartford Financial Services Group, Inc.	1,494,564
3,270		Lincoln National Corp.	94,307
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Shares			Value
10,600		Montpelier Re Holdings Ltd.	210,410
4,800		Unitrin, Inc.	129,168
3,700		Validus Holdings Ltd.	112,480
300		White Mountains Insurance Group, Inc.	102,000
		TOTAL	3,113,750
		Newspaper Publishing – 0.2%
600		Washington Post Co., Class B	257,010
		Oil Refiner – 2.1%
8,600	[1]	Tesoro Petroleum Corp.	165,550
96,700		Valero Energy Corp.	2,452,312
		TOTAL	2,617,862
		Other Tobacco Products – 0.0%
1,600		Universal Corp.	60,624
		Packaged Foods – 0.5%
36,700		Sara Lee Corp.	622,799
		Paper Products – 0.4%
5,700	[1]	Boise, Inc.	51,243
5,600		Buckeye Technologies, Inc.	140,896
10,400	[1]	Smurfit-Stone Container Corp.	388,440
		TOTAL	580,579
		Personal Loans – 2.7%
65,900		Capital One Financial Corp.	3,173,744
5,086	[1]	World Acceptance Corp.	285,630
		TOTAL	3,459,374
		Pollution Control – 0.3%
7,144		Danaher Corp.	329,053
		Printed Circuit Boards – 0.1%
7,500	[1]	Sanmina-SCI Corp.	112,725
		Property Liability Insurance – 6.6%
37,400		Chubb Corp.	2,166,582
5,500		Platinum Underwriters Holdings Ltd.	243,100
105,204		The Travelers Cos., Inc.	5,918,777
		TOTAL	8,328,459
		Regional Banks – 0.1%
1,800		PNC Financial Services Group	108,000
2,300		Wells Fargo & Co.	74,566
		TOTAL	182,566
Semi-Annual Shareholder Report
14

Shares			Value
		Restaurants – 0.5%
3,100	[1]	Chipotle Mexican Grill, Inc.	678,652
		Securities Brokerage – 1.2%
9,500		Goldman Sachs Group, Inc.	1,554,390
		Semiconductor Distribution – 1.9%
32,113	[1]	Arrow Electronics, Inc.	1,213,872
34,015	[1]	Avnet, Inc.	1,211,614
		TOTAL	2,425,486
		Semiconductor Manufacturing – 0.1%
2,998	[1]	Cavium Networks, Inc.	118,541
		Semiconductors & Semiconductor Equipment – 1.0%
21,797	[1]	Fairchild Semiconductor International, Inc., Class A	387,987
41,400		Intel Corp.	888,444
		TOTAL	1,276,431
		Services to Medical Professionals – 3.1%
10,300	[1]	Humana, Inc.	597,091
4,200		Quest Diagnostics, Inc.	239,190
24,000		UnitedHealth Group, Inc.	985,200
33,173	[1]	Wellpoint, Inc.	2,060,707
		TOTAL	3,882,188
		Silver Production – 0.0%
1,500	[1]	Coeur d'Alene Mines Corp.	35,070
		Soft Drinks – 0.4%
13,800		Dr. Pepper Snapple Group, Inc.	488,934
		Software Packaged/Custom – 3.1%
6,600	[1]	Autodesk, Inc.	268,488
9,798	[1]	F5 Networks, Inc.	1,061,907
6,200	[1]	Informatica Corp.	287,680
500	[1]	MicroStrategy, Inc., Class A	53,180
32,900		Oracle Corp.	1,053,787
4,200	[1]	Red Hat, Inc.	173,544
10,522	[1]	Rovi Corp.	649,839
4,800	[1]	VMware, Inc., Class A	410,496
		TOTAL	3,958,921
		Specialty Chemicals – 0.2%
5,000		Cabot Corp.	216,250
1,700	[1]	Kraton Performance Polymers, Inc.	53,363
100	[1]	OM Group, Inc.	3,618
		TOTAL	273,231
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Shares			Value
		Specialty Machinery – 0.2%
3,800		Gardner Denver, Inc.	274,132
		Specialty Retailing – 2.1%
1,600	[1]	Big Lots, Inc.	50,864
74,987		CVS Caremark Corp.	2,564,555
		TOTAL	2,615,419
		Technology Services – 0.0%
1,700		Lender Processing Services	53,958
		Telecommunication Equipment & Services – 0.2%
4,100	[1]	Acme Packet, Inc.	220,498
		Telecommunications & Cellular – 0.1%
9,000	[1]	MetroPCS Communications, Inc.	116,370
		Textiles Apparel & Luxury Goods – 0.2%
4,400		Coach, Inc.	237,996
		Tobacco – 0.2%
4,000		Philip Morris International, Inc.	228,960
		Undesignated Consumer Cyclicals – 0.2%
1,900	[1]	FTI Consulting, Inc.	69,293
2,400		Herbalife Ltd.	156,792
		TOTAL	226,085
		Undesignated Consumer Durables – 0.1%
800		Walter Industries, Inc.	104,216
		Undesignated Energy – 0.1%
4,800	[1]	NRG Energy, Inc.	99,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $101,750,267)	124,964,902
		MUTUAL FUND – 1.3%
1,594,816	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	1,594,816
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $103,345,083)[4]	126,559,718
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	367,645
		TOTAL NET ASSETS — 100%	$126,927,363
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Semi-Annual Shareholder Report
16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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17

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $1,594,816 of investments in an affiliated issuer (Note 5) (identified cost $103,345,083)		$126,559,718
Income receivable		57,558
Receivable for investments sold		1,507,197
Receivable for shares sold		111,874
TOTAL ASSETS		128,236,347
Liabilities:
Payable for investments purchased	$640,687
Payable for shares redeemed	490,742
Payable for transfer and dividend disbursing agent fees and expenses	82,013
Payable for distribution services fee (Note 5)	24,556
Payable for shareholder services fee (Note 5)	30,220
Accrued expenses	40,766
TOTAL LIABILITIES		1,308,984
Net assets for 10,175,265 shares outstanding		$126,927,363
Net Assets Consist of:
Paid-in capital		$250,509,554
Net unrealized appreciation of investments		23,214,635
Accumulated net realized loss on investments		(146,837,487)
Undistributed net investment income		40,661
TOTAL NET ASSETS		$126,927,363
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($39,188,783 ÷ 3,098,245 shares outstanding), no par value, unlimited shares authorized	$12.65
Offering price per share	$12.65
Redemption proceeds per share	$12.65
Class A Shares:
Net asset value per share ($48,656,991 ÷ 3,882,690 shares outstanding), no par value, unlimited shares authorized	$12.53
Offering price per share (100/94.50 of $12.53)	$13.26
Redemption proceeds per share	$12.53
Class C Shares:
Net asset value per share ($36,240,174 ÷ 2,967,327 shares outstanding), no par value, unlimited shares authorized	$12.21
Offering price per share	$12.21
Redemption proceeds per share (99.00/100 of $12.21)	$12.09
Class R Shares:
Net asset value per share ($2,841,415 ÷ 227,003 shares outstanding), no par value, unlimited shares authorized	$12.52
Offering price per share	$12.52
Redemption proceeds per share	$12.52

See Notes which are an integral part of the Financial Statements

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19

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Dividends (including $1,870 received from an affiliated issuer (Note 5))		$1,010,153
Expenses:
Investment adviser fee (Note 5)	$492,176
Administrative personnel and services fee (Note 5)	136,110
Custodian fees	10,377
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	29,386
Transfer and dividend disbursing agent fees and expenses — Class A Shares	75,925
Transfer and dividend disbursing agent fees and expenses — Class C Shares	57,664
Transfer and dividend disbursing agent fees and expenses — Class R Shares	4,760
Directors'/Trustees' fees	1,585
Auditing fees	11,358
Legal fees	3,337
Portfolio accounting fees	39,770
Distribution services fee — Class C Shares (Note 5)	140,720
Distribution services fee — Class R Shares (Note 5)	6,273
Shareholder services fee — Class A Shares (Note 5)	62,119
Shareholder services fee — Class C Shares (Note 5)	46,907
Account administration fee — Class A Shares	153
Share registration costs	30,200
Printing and postage	33,486
Insurance premiums	2,354
Miscellaneous	2,954
TOTAL EXPENSES	1,187,614
Semi-Annual Shareholder Report
20

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(130,381)
Waiver of administrative personnel and services fee	(27,069)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(3,154)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(36,583)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(21,708)
TOTAL WAIVERS AND REIMBURSEMENTS		$(218,895)
Net expenses			$968,719
Net investment income			41,434
Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,447,047
Net change in unrealized appreciation of investments			17,248,210
Net realized and unrealized gain on investments			22,695,257
Change in net assets resulting from operations			$22,736,691

See Notes which are an integral part of the Financial Statements

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21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$41,434	$472,044
Net realized gain on investments	5,447,047	19,644,910
Net change in unrealized appreciation/depreciation of investments	17,248,210	(6,201,601)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,736,691	13,915,353
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(276,596)	(533,214)
Class A Shares	(193,416)	(583,973)
Class C Shares	—	(6,025)
Class R Shares	(1,842)	(12,200)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(471,854)	(1,135,412)
Share Transactions:
Proceeds from sale of shares	5,092,227	19,532,139
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	10,496,720
Net asset value of shares issued to shareholders in payment of distributions declared	434,830	1,068,819
Cost of shares redeemed	(39,083,733)	(92,070,876)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,556,676)	(60,973,198)
Change in net assets	(11,291,839)	(48,193,257)
Net Assets:
Beginning of period	138,219,202	186,412,459
End of period (including undistributed net investment income of $40,661 and $471,081, respectively)	$126,927,363	$138,219,202

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
22

Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

Effective December 31, 2010, Class K Shares were renamed Class R Shares.

On March 19, 2010, the Fund acquired all of the net assets of Federated MDT Tax Aware/All Cap Core Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on March 12, 2010. The purpose of the transaction was to combine two portfolios managed by Federated MDTA LLC with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2010, are as follows:

Net investment income*	$501,149
Net realized and unrealized gain (loss) on investments	$15,467,610
Net increase in net assets resulting from operations	$15,968,759
*	Net investment income includes $26,049 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
922,522	$10,496,720	$1,330,038	$165,493,416	$175,990,136

1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
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23

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value Semi-Annual Shareholder Report

24

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,683	$1,392,829	521,586	$5,756,584
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	—	328,798	3,781,103
Shares issued to shareholders in payment of distributions declared	20,599	249,459	43,895	489,874
Shares redeemed	(980,767)	(11,168,259)	(1,951,339)	(21,307,824)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(838,485)	$(9,525,971)	(1,057,060)	$(11,280,263)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	145,094	$1,638,918	733,878	$7,913,380
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	—	412,781	4,701,779
Shares issued to shareholders in payment of distributions declared	15,294	183,529	50,820	561,556
Shares redeemed	(1,442,440)	(16,270,516)	(4,301,121)	(46,491,567)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,282,052)	$(14,448,069)	(3,103,642)	$(33,314,852)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	132,832	$1,471,178	432,751	$4,549,627
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund	—	—	180,943	2,013,838
Shares issued to shareholders in payment of distributions declared	—	—	481	5,204
Shares redeemed	(1,012,825)	(11,149,643)	(2,207,745)	(23,182,102)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(879,993)	$(9,678,465)	(1,593,570)	$(16,613,433)
Semi-Annual Shareholder Report
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	52,246	$589,302	122,279	$1,312,548
Shares issued to shareholders in payment of distributions declared	153	1,842	1,102	12,185
Shares redeemed	(44,087)	(495,315)	(100,223)	(1,089,383)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	8,312	$95,829	23,158	$235,350
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,992,218)	$(33,556,676)	(5,731,114)	$(60,973,198)

4. FEDERAL TAX INFORMATION

At January 31, 2011, the cost of investments for federal tax purposes was $103,345,083. The net unrealized appreciation of investments for federal tax purposes was $23,214,635. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,781,108 and net unrealized depreciation from investments for those securities having an excess of cost over value of $566,473.

At July 31, 2010, the Fund had a capital loss carryforward of $151,813,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$4,661,682
2017	$77,561,348
2018	$69,590,881

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the utilization of certain capital loss carryforwards listed above may be limited.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser waived $129,449 of its fee. In addition, for the six months ended January 31, 2011, an affiliate of the Adviser reimbursed $61,445 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FAS waived $27,069 of its fee. The net fee paid to FAS was 0.166% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report
29

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC retained $12,090 of fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2011, FSC retained $902 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class R Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.35%, 2.15% and 1.85% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 5, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2011, the Adviser reimbursed $932. Transactions involving the affiliated holding during the six months ended January 31, 2011, were as follows:

Affiliate	Balance of Shares Held 7/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	2,091,556	21,478,362	21,975,102	1,594,816	$1,594,816	$1,870
Semi-Annual Shareholder Report
30

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2011, were as follows:

Purchases	$65,219,937
Sales	$98,948,434

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract – May 2010

Federated MDT All Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

32

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

33

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries Semi-Annual Shareholder Report

34

for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised Semi-Annual Shareholder Report

35

that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
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Notes

39

Notes

40

Notes

41

Notes

42

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R106
Cusip 31421R205
Cusip 31421R718
Cusip 31421R304

36361 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated MDT Balanced Fund

Fund Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Class A Shares
Class C Shares
Class R Shares (formerly, Class K Shares)
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.86	$10.17	$12.51	$13.75	$13.21	$13.67
Income From Investment Operations:
Net investment income	0.08[3]	0.16[3]	0.20[3]	0.28[3]	0.20[3]	0.18[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.26	0.71	(2.27)	(1.00)	1.15	0.46
TOTAL FROM INVESTMENT OPERATIONS	1.34	0.87	(2.07)	(0.72)	1.35	0.64
Less Distributions:
Distributions from net investment income	(0.17)	(0.18)	(0.27)	(0.17)	(0.16)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.17)	(0.18)	(0.27)	(0.52)	(0.81)	(1.10)
Net Asset Value, End of Period	$12.03	$10.86	$10.17	$12.51	$13.75	$13.21
Total Return[4]	12.37%	8.51%	(16.35)%	(5.60)%	10.39%	4.85%
Ratios to Average Net Assets:
Net expenses	1.27%[5]	1.21%	1.30%	1.31%	1.40%	1.50%[5]
Net investment income	1.31%[5]	1.47%	2.03%	2.08%	1.42%	1.60%[5]
Expense waiver/reimbursement[6]	0.26%[5]	0.25%	0.14%	0.03%	0.13%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$67,963	$86,018	$105,635	$153,458	$51,167	$1,962
Portfolio turnover	60%	130%	231%	158%	174%	139%[7]
1	MDT Balanced Fund (the “Predecessor Fund”) was reorganized into Federated MDT Balanced Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.70	$10.03	$12.30	$13.60	$13.13	$13.67
Income From Investment Operations:
Net investment income	0.03[3]	0.08[3]	0.13[3]	0.19[3]	0.09[3]	0.10[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.25	0.69	(2.23)	(1.00)	1.14	0.44
TOTAL FROM INVESTMENT OPERATIONS	1.28	0.77	(2.10)	(0.81)	1.23	0.54
Less Distributions:
Distributions from net investment income	(0.08)	(0.10)	(0.17)	(0.14)	(0.11)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.08)	(0.10)	(0.17)	(0.49)	(0.76)	(1.08)
Net Asset Value, End of Period	$11.90	$10.70	$10.03	$12.30	$13.60	$13.13
Total Return[4]	12.00%	7.63%	(16.95)%	(6.28)%	9.50%	4.04%
Ratios to Average Net Assets:
Net expenses	2.02%[5]	1.96%	2.05%	2.05%	2.15%	2.25%[5]
Net investment income	0.57%[5]	0.71%	1.28%	1.41%	0.66%	0.85%[5]
Expense waiver/reimbursement[6]	0.22%[5]	0.22%	0.10%	0.03%	0.16%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,647	$49,907	$55,582	$82,033	$15,775	$3,910
Portfolio turnover	60%	130%	231%	158%	174%	139%[7]
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares (formerly, Class K Shares)

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,			Period Ended 7/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$10.83	$10.14	$12.51	$13.77	$14.28
Income From Investment Operations:
Net investment income	0.05[2]	0.10[2]	0.15[2]	0.20[2]	0.05[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.25	0.72	(2.27)	(0.98)	0.26
TOTAL FROM INVESTMENT OPERATIONS	1.30	0.82	(2.12)	(0.78)	0.31
Less Distributions:
Distributions from net investment income	(0.12)	(0.13)	(0.25)	(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.12)	(0.13)	(0.25)	(0.48)	(0.82)
Net Asset Value, End of Period	$12.01	$10.83	$10.14	$12.51	$13.77
Total Return[3]	12.06%	8.01%	(16.75)%	(6.01)%	2.33%
Ratios to Average Net Assets:
Net expenses	1.77%[4]	1.70%	1.79%	1.77%	1.90%[4]
Net investment income	0.82%[4]	0.96%	1.56%	1.53%	0.60%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.21%	0.09%	0.02%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$699	$673	$597	$708	$18
Portfolio turnover	60%	130%	231%	158%	174%[6]
1	Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,
		2010	2009	2008	2007[1]	2006
Net Asset Value, Beginning of Period	$10.90	$10.21	$12.57	$13.79	$13.23	$13.60
Income From Investment Operations:
Net investment income	0.09[2]	0.19[2]	0.23[2]	0.30[2]	0.24[2]	0.24[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.27	0.71	(2.28)	(0.98)	1.14	0.50
TOTAL FROM INVESTMENT OPERATIONS	1.36	0.90	(2.05)	(0.68)	1.38	0.74
Less Distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.31)	(0.19)	(0.17)	(0.18)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.21)	(0.21)	(0.31)	(0.54)	(0.82)	(1.11)
Net Asset Value, End of Period	$12.05	$10.90	$10.21	$12.57	$13.79	$13.23
Total Return[3]	12.50%	8.74%	(16.13)%	(5.33)%	10.61%	5.62%
Ratios to Average Net Assets:
Net expenses	1.02%[4]	0.96%	1.05%	1.06%	1.14%	1.25%
Net investment income	1.56%[4]	1.71%	2.29%	2.22%	1.74%	1.82%
Expense waiver/reimbursement[5]	0.21%[4]	0.21%	0.09%	0.03%	0.17%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,389	$49,127	$50,161	$71,949	$81,634	$73,747
Portfolio turnover	60%	130%	231%	158%	174%	139%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,123.70	$6.80
Class C Shares	$1,000	$1,120.00	$10.79
Class R Shares	$1,000	$1,120.60	$9.46
Institutional Shares	$1,000	$1,125.00	$5.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.46
Class C Shares	$1,000	$1,015.02	$10.26
Class R Shares	$1,000	$1,016.28	$9.00
Institutional Shares	$1,000	$1,020.06	$5.19
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.27%
Class C Shares	2.02%
Class R Shares	1.77%
Institutional Shares	1.02%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	63.4%
Corporate Debt Securities	16.2%
International Equity Securities (including International Exchange-Traded Funds)	7.0%
Mortgage-Backed Securities	4.4%
U.S. Treasury and Agency Security[2]	2.5%
Collateralized Mortgage Obligations	1.6%
Asset-Backed Securities	0.8%
Foreign Debt Securities	0.6%
Municipal Security[3]	0.0%
Cash Equivalents[4]	4.1%
Derivative Contracts[3,5]	(0.0)%
Other Assets and Liabilities — Net[6]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $165,908 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At January 31, 2011, the Fund's industry composition7 for its equity securities (excluding international exchange-traded funds) was as follows:

Industry Composition	Percentage of Equity Securities
Integrated International Oil	7.7%
Money Central Bank	6.5%
Financial Services	5.4%
Property Liability Insurance	5.1%
Miscellaneous Food Products	3.8%
Real Estate Investment Trusts	3.7%
Integrated Domestic Oil	3.5%
Cable & Wireless Television	3.1%
Crude Oil & Gas Production	2.9%
Software Packaged/Custom	2.8%
Multi-Line Insurance	2.7%
Oil Refiner	2.5%
Services to Medical Professionals	2.3%
AT&T Divestiture	2.2%
Internet Services	2.2%
Specialty Retailing	2.2%
Ethical Drugs	2.0%
Personal Loans	2.0%
Securities Brokerage	2.0%
Computers — High End	1.7%
Miscellaneous Components	1.7%
Regional Banks	1.7%
Electric Utility	1.5%
Semiconductor Distribution	1.4%
Life Insurance	1.3%
Commodity Chemicals	1.2%
Computer Stores	1.1%
Defense Electronics	1.1%
Diversified Oil	1.1%
Department Stores	1.0%
Other[8]	20.6%
TOTAL	100.0%
7	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
8	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 64.0%
		Agricultural Machinery – 0.1%
1,510		Lindsay Manufacturing Co.	98,271
		Airline - National – 0.1%
4,000	[1]	Atlas Air Worldwide Holdings, Inc.	203,240
		Airline - Regional – 0.4%
10,160	[1]	Alaska Air Group, Inc.	601,878
		Apparel – 0.0%
82	[1]	Carter's, Inc.	2,271
609	[1]	Maidenform Brands, Inc.	15,676
114	[1]	Warnaco Group, Inc.	5,823
1,446	[1]	Zumiez, Inc.	33,576
		TOTAL	57,346
		AT&T Divestiture – 1.4%
87,400		AT&T, Inc.	2,405,248
		Auto Original Equipment Manufacturers – 0.3%
7,400		Johnson Controls, Inc.	284,086
2,500	[1]	LKQ Corp.	60,400
240		Sun Hydraulics, Inc.	8,947
5,295	[1]	Tenneco Automotive, Inc.	218,843
		TOTAL	572,276
		Auto Part Replacement – 0.2%
5,000	[1]	WABCO Holdings, Inc.	292,000
		Auto Rentals – 0.0%
1,922	[1]	United Rentals, Inc.	51,221
		Automobiles – 0.1%
8,400	[1]	Ford Motor Co.	133,980
		Beer – 0.0%
877	[1]	The Boston Beer Co., Inc., Class A	78,939
		Biotechnology – 0.2%
108	[1]	Acorda Therapeutics, Inc.	2,371
889	[1]	Air Methods Corp.	45,552
1,817	[1]	Alnylam Pharmaceuticals, Inc.	18,761
1,739	[1]	Cepheid, Inc.	41,319
3,100	[1]	Charles River Laboratories International, Inc.	118,885
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
1,049	[1]	Parexel International Corp.	24,347
2,988	[1]	Questcor Pharmaceuticals, Inc.	46,194
		TOTAL	297,429
		Building Materials – 0.0%
83	[1]	Trex Co., Inc.	1,932
		Building Supply Stores – 0.4%
26,300		Lowe's Cos., Inc.	652,240
		Business Services – 0.2%
1,200	[1]	FTI Consulting, Inc.	43,764
2,034	[1]	Open Table, Inc.	159,913
1,847	[1]	Wright Express Corp.	87,400
		TOTAL	291,077
		Cable & Wireless Television – 2.0%
78,000	[1]	DIRECTV — Class A	3,306,420
		Carpets – 0.0%
3,188		Interface, Inc.	51,805
		Clothing Stores – 0.2%
4,953	[1]	AnnTaylor Stores Corp.	109,560
958		Cato Corp., Class A	23,413
683	[1]	Children's Place Retail Stores, Inc.	28,611
1,574	[1]	Fossil, Inc.	111,833
623	[1]	Jos A. Bank Clothiers, Inc.	26,621
2,600		Limited Brands	76,024
374	[1]	Talbots, Inc.	2,042
		TOTAL	378,104
		Commercial Services – 0.0%
800		Lender Processing Services, Inc.	25,392
		Commodity Chemicals – 0.7%
19,400		Du Pont (E.I.) de Nemours & Co.	983,192
570		Newmarket Corp.	72,310
800		PPG Industries, Inc.	67,424
5,832	[1]	Solutia, Inc.	136,586
		TOTAL	1,259,512
		Communications Equipment – 0.1%
3,900		Harris Corp.	181,506
		Computer Peripherals – 0.2%
452	[1]	3D Systems Corp.	12,900
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
5,492	[1]	Aruba Networks, Inc.	118,353
2,511	[1]	Fortinet, Inc.	96,548
1,100	[1]	Lexmark International Group, Class A	38,324
		TOTAL	266,125
		Computer Services – 0.5%
192	[1]	CACI International, Inc., Class A	10,654
4,200	[1]	Fiserv, Inc.	259,434
8,547	[1]	Riverbed Technology, Inc.	306,581
7,500	[1]	Synnex Corp.	250,425
		TOTAL	827,094
		Computer Stores – 0.7%
35,100	[1]	Ingram Micro, Inc., Class A	692,874
11,300	[1]	Tech Data Corp.	530,083
		TOTAL	1,222,957
		Computers - High End – 1.1%
11,500		IBM Corp.	1,863,000
		Computers - Midrange – 0.0%
1,600		Hewlett-Packard Co.	73,104
		Construction Machinery – 0.4%
6,900		Caterpillar, Inc.	669,369
242		NACCO Industries, Inc., Class A	24,260
		TOTAL	693,629
		Consumer Finance – 0.5%
37,500		Discover Financial Services	772,125
		Contracting – 0.1%
1,600	[1]	IHS, Inc. — Class A	131,136
900	[1]	URS Corp.	40,005
		TOTAL	171,141
		Cosmetics & Toiletries – 0.0%
4,529	[1]	Sally Beauty Holdings, Inc.	59,602
558	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	20,668
		TOTAL	80,270
		Crude Oil & Gas Production – 1.8%
9,300		Apache Corp.	1,110,048
38,000		Chesapeake Energy Corp.	1,122,140
783	[1]	Clayton Williams Energy, Inc.	69,413
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
9,100		Devon Energy Corp.	807,079
		TOTAL	3,108,680
		Defense Aerospace – 0.0%
545		Heico Corp.	28,498
		Defense Electronics – 0.7%
2,000		L-3 Communications Holdings, Inc.	156,500
7,900		Northrop Grumman Corp.	547,470
8,700		Raytheon Co.	434,913
		TOTAL	1,138,883
		Department Stores – 0.6%
3,100	[1]	Kohl's Corp.	157,418
5,700	[1]	Sears Holdings Corp.	429,609
8,700		Target Corp.	477,021
		TOTAL	1,064,048
		Diversified Financial Services – 0.0%
6,100	[1]	American Capital Ltd.	49,837
		Diversified Leisure – 0.0%
219	[1]	Coinstar, Inc.	9,064
		Diversified Oil – 0.7%
17,300		Murphy Oil Corp.	1,146,990
		Electric & Electronic Original Equipment Manufacturers – 0.2%
1,100		Eaton Corp.	118,756
6,000	[1]	General Cable Corp.	222,060
		TOTAL	340,816
		Electric Utility – 1.1%
21,200		Constellation Energy Group	683,700
3,600		DPL, Inc.	94,248
4,600		Entergy Corp.	331,982
4,300	[1]	NRG Energy, Inc.	89,225
17,300		Public Service Enterprises Group, Inc.	561,039
		TOTAL	1,760,194
		Electrical - Radio & TV – 0.0%
657	[1]	Universal Electronics, Inc.	17,299
		Electrical Equipment – 0.3%
256		American Science & Engineering, Inc.	22,272
1,088		Belden, Inc.	37,819
939	[1]	Littelfuse, Inc.	48,152
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
2,158	[1]	Rofin-Sinar Technologies, Inc.	84,378
2,316		Smith (A.O.) Corp.	99,148
4,500	[1]	Thomas & Betts Corp.	231,255
		TOTAL	523,024
		Electronic Instruments – 0.2%
1,361	[1]	Hittite Microwave Corp.	81,361
694	[1]	IRobot Corp.	18,738
618	[1]	Ixia	9,721
340	[1]	Power-One, Inc.	3,638
3,700	[1]	Trimble Navigation Ltd.	170,496
		TOTAL	283,954
		Electronic Test/Measuring Equipment – 0.6%
18,400	[1]	Agilent Technologies, Inc.	769,672
2,300	[1]	Itron, Inc.	133,446
838		MTS Systems Corp.	31,354
490	[1]	OYO Geospace Corp.	46,957
		TOTAL	981,429
		Electronics Stores – 0.1%
5,000		Best Buy Co., Inc.	170,000
		Energy – 0.1%
1,500		Walter Industries, Inc.	195,405
		Ethical Drugs – 1.3%
49,500		Bristol-Myers Squibb Co.	1,246,410
3,800	[1]	Forest Laboratories, Inc., Class A	122,588
1,400		Johnson & Johnson	83,678
21,500		Lilly (Eli) & Co.	747,555
		TOTAL	2,200,231
		Financial Services – 3.5%
65,300		Ameriprise Financial, Inc.	4,025,745
569		Deluxe Corp.	13,912
1,400		FactSet Research Systems	141,120
1,900		Nelnet, Inc., Class A	42,598
4,200		Principal Financial Group	137,634
6,989	[1]	Verifone Systems, Inc.	279,141
1,322		ViewPoint Financial Group	16,756
16,800		Visa, Inc. — Class A Shares	1,173,480
		TOTAL	5,830,386
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Furniture – 0.1%
2,213	[1]	Tempur-Pedic International, Inc.	96,575
		Generic Drugs – 0.1%
1,486	[1]	Jazz Pharmaceuticals, Inc	33,227
1,500		Perrigo Co.	109,110
		TOTAL	142,337
		Gold Production – 0.2%
5,100		Newmont Mining Corp.	280,857
		Grocery Chain – 0.2%
8,200		Kroger Co.	175,480
9,000		Safeway, Inc.	186,210
		TOTAL	361,690
		Health Care Providers & Services – 0.1%
2,262	[1]	Catalyst Health Solutions, Inc.	98,171
		Home Health Care – 0.1%
2,406	[1]	Amerigroup Corp.	126,002
1,800	[1]	Wellcare Health Plans, Inc.	53,820
		TOTAL	179,822
		Home Products – 0.1%
2,406		Tupperware Brands Corp.	110,074
		Hospitals – 0.0%
1,600	[1]	Community Health Systems, Inc.	56,192
		Hotels – 0.5%
11,800		Starwood Hotels & Resorts	695,846
3,600		Wyndham Worldwide Corp.	101,268
		TOTAL	797,114
		Household Appliances – 0.1%
316	[1]	Middleby Corp.	25,852
2,300		Whirlpool Corp.	196,650
		TOTAL	222,502
		Industrial Machinery – 0.2%
5,147		Actuant Corp.	142,726
2,018	[1]	Blount International, Inc.	30,290
600		Dover Corp.	38,460
1,500		Graco, Inc.	63,720
		TOTAL	275,196
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Insurance Brokerage – 0.2%
1,000		Axis Capital Holdings Ltd.	35,580
3,500		Endurance Specialty Holdings Ltd.	162,715
4,700		Primerica, Inc.	113,740
		TOTAL	312,035
		Integrated Domestic Oil – 2.2%
30,700		ConocoPhillips	2,193,822
18,500		Hess Corp.	1,556,220
		TOTAL	3,750,042
		Integrated International Oil – 5.0%
46,100		Chevron Corp.	4,376,273
49,400		Exxon Mobil Corp.	3,985,592
		TOTAL	8,361,865
		International Bank – 0.0%
761	[1]	Signature Bank	39,755
		Internet Services – 1.4%
3,075	[1]	Ancestry.com, Inc.	109,470
4,400	[1]	Monster Worldwide, Inc.	73,260
5,900	[1]	NetFlix, Inc.	1,263,072
2,100	[1]	Priceline.com, Inc.	899,892
806	[1]	Travelzoo, Inc.	37,882
		TOTAL	2,383,576
		IT Services – 0.0%
3,000		Broadridge Financial Solutions	68,670
		Leasing – 0.0%
2,396		Textainer Group Holdings Ltd.	74,276
		Life Insurance – 0.8%
4,000		American Equity Investment Life Holding Co.	50,720
10,200		Protective Life Corp.	281,214
5,400		Prudential Financial	332,154
1,200		StanCorp Financial Group, Inc.	53,532
11,000		Torchmark Corp.	685,300
		TOTAL	1,402,920
		Life Sciences Tools & Services – 0.3%
264	[1]	Bruker BioSciences Corp.	4,620
7,900	[1]	Illumina, Inc.	547,786
		TOTAL	552,406
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Mail Order – 0.0%
318	[1]	HSN, Inc.	8,955
		Meat Packing – 0.3%
23,400	[1]	Smithfield Foods, Inc.	465,894
		Medical Supplies – 0.1%
2,450	[1]	Sirona Dental Systems, Inc.	107,334
		Medical Technology – 0.6%
6,400		Dentsply International, Inc.	227,072
1,400	[1]	IDEXX Laboratories, Inc.	100,380
601	[1]	Integra Lifesciences Corp.	27,874
9,800	[1]	Zimmer Holdings, Inc.	579,768
		TOTAL	935,094
		Metal Fabrication – 0.0%
78		Barnes Group, Inc.	1,546
		Mini-Mill Producer – 0.0%
2,500		Steel Dynamics, Inc.	45,500
		Miscellaneous Components – 1.1%
7,300		AVX Corp.	114,464
992	[1]	Amkor Technology, Inc.	8,075
12,100		Amphenol Corp., Class A	669,614
247	[1]	Applied Micro Circuits Corp.	2,431
19,600	[1]	Fairchild Semiconductor International, Inc., Class A	348,880
4,100	[1]	MKS Instruments, Inc.	117,711
2,907	[1]	Microsemi Corp.	65,378
190	[1]	STR Holdings, Inc.	3,473
5,800	[1]	SunPower Corp., Class A	77,952
1,220	[1]	TriMas Corp.	23,229
22,000	[1]	Vishay Intertechnology, Inc.	363,000
		TOTAL	1,794,207
		Miscellaneous Food Products – 2.4%
1,800		Andersons, Inc.	69,804
123,000		Archer-Daniels-Midland Co.	4,018,410
		TOTAL	4,088,214
		Miscellaneous Machinery – 0.3%
5,900		Illinois Tool Works, Inc.	315,591
1,395		Nordson Corp.	128,772
1,500		Rockwell Automation, Inc.	121,515
		TOTAL	565,878
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Miscellaneous Metals – 0.0%
135	[1]	Brush Engineered Materials, Inc.	4,722
		Money Center Bank – 4.2%
782,100	[1]	Citigroup, Inc.	3,769,722
1,500		International Bancshares Corp.	28,455
61,800		JPMorgan Chase & Co.	2,777,292
13,600		The Bank of New York Mellon Corp.	424,728
		TOTAL	7,000,197
		Multi-Industry Capital Goods – 0.0%
1,084		Acuity Brands, Inc. Holding Company	59,837
379		Raven Industries, Inc.	17,904
		TOTAL	77,741
		Multi-Industry Transportation – 0.2%
615	[1]	Hub Group, Inc.	21,390
3,500		United Parcel Service, Inc.	250,670
		TOTAL	272,060
		Multi-Line Insurance – 1.7%
2,800		Allstate Corp.	87,192
13,300		Assurant, Inc.	521,759
1,300		FBL Financial Group, Inc., Class A	36,153
60,700		Hartford Financial Services Group, Inc.	1,686,246
4,400		Lincoln National Corp.	126,896
7,100		Montpelier Re Holdings Ltd.	140,935
3,500		Unitrin, Inc.	94,185
6,200		Validus Holdings Ltd.	188,480
200		White Mountains Insurance Group, Inc.	68,000
		TOTAL	2,949,846
		Mutual Fund Adviser – 0.0%
312		GAMCO Investors, Inc., Class A	13,878
		Newspaper Publishing – 0.1%
500		Washington Post Co., Class B	214,175
		Office Furniture – 0.0%
168		HNI Corp.	5,097
1,557		Miller Herman, Inc.	37,571
		TOTAL	42,668
		Oil Refiner – 1.6%
14,100	[1]	Tesoro Petroleum Corp.	271,425
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
97,800		Valero Energy Corp.	2,480,208
		TOTAL	2,751,633
		Oil Well Supply – 0.1%
7,919		RPC, Inc.	139,216
		Other Computer Hardware – 0.0%
160	[1]	Smart Modular Technologies (WWH), Inc.	1,082
		Other Tobacco Products – 0.0%
600		Universal Corp.	22,734
		Packaged Foods – 0.3%
3,900		ConAgra Foods, Inc.	87,087
19,600		Sara Lee Corp.	332,612
		TOTAL	419,699
		Paper Products – 0.4%
5,800	[1]	Boise, Inc.	52,142
2,800		Buckeye Technologies, Inc.	70,448
648	[1]	Clearwater Paper Corp.	51,244
894		Rock-Tenn Co.	59,674
11,300	[1]	Smurfit-Stone Container Corp.	422,055
		TOTAL	655,563
		Personal and Household – 0.1%
1,900		Herbalife Ltd.	124,127
2,349		Nu Skin Enterprises, Inc.	70,658
433	[1]	USANA, Inc.	16,419
		TOTAL	211,204
		Personal Loans – 1.3%
40,800		Capital One Financial Corp.	1,964,928
551	[1]	Credit Acceptance Corp.	31,159
2,163	[1]	World Acceptance Corp.	121,474
		TOTAL	2,117,561
		Photo - Optical Component - Equipment – 0.1%
2,938		Cognex Corp.	92,077
777	[1]	Coherent, Inc.	41,608
864	[1]	IPG Photonics Corp.	29,938
		TOTAL	163,623
		Photography – 0.0%
7,272	[1]	Eastman Kodak Co.	26,615
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Plastic – 0.0%
4,509	[1]	Polyone Corp.	59,293
		Pollution Control – 0.2%
6,400		Danaher Corp.	294,784
		Printed Circuit Boards – 0.1%
6,100	[1]	Sanmina-SCI Corporation	91,683
		Professional Services – 0.0%
1,191		Corporate Executive Board Co.	46,282
		Property Liability Insurance – 3.3%
31,400		Chubb Corp.	1,819,002
2,600		Loews Corp.	104,130
3,700		Platinum Underwriters Holdings Ltd.	163,540
60,400		The Travelers Cos, Inc.	3,398,104
		TOTAL	5,484,776
		Real Estate Investment Trusts – 2.3%
4,000		Alexandria Real Estate Equities, Inc.	308,160
12,000		Annaly Capital Management, Inc.	213,960
4,000		Avalonbay Communities, Inc.	463,720
7,500		Boston Properties, Inc.	707,775
8,000		Digital Realty Trust, Inc.	435,200
12,000		HCP, Inc.	445,080
14,056		Host Hotels & Resorts, Inc.	260,176
3,691		Simon Property Group, Inc.	374,452
14,000		Taubman Centers, Inc.	732,900
		TOTAL	3,941,423
		Recreational Goods – 0.0%
1,017		Sturm Ruger & Co., Inc.	15,163
		Recreational Vehicles – 0.1%
603		Brunswick Corp.	12,012
1,289		Polaris Industries, Inc.	99,150
		TOTAL	111,162
		Regional Banks – 1.1%
418		Oritani Financial Corp.	5,012
7,600		PNC Financial Services Group	456,000
42,000		Wells Fargo & Co.	1,361,640
		TOTAL	1,822,652
		Restaurant – 0.2%
1,500	[1]	Chipotle Mexican Grill, Inc.	328,380
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
323		Cracker Barrel Old Country Store, Inc.	16,628
		TOTAL	345,008
		Rubber – 0.0%
1,687		Cooper Tire & Rubber Co.	38,565
		Schools – 0.0%
1,035	[1]	Bridgepoint Education, Inc.	18,899
234	[1]	Grand Canyon Education, Inc.	4,233
		TOTAL	23,132
		Securities Brokerage – 1.3%
13,500		Goldman Sachs Group, Inc.	2,208,870
		Semiconductor Distribution – 0.9%
23,300	[1]	Arrow Electronics, Inc.	880,740
18,300	[1]	Avnet, Inc.	651,846
307	[1]	Lattice Semiconductor Corp.	1,913
		TOTAL	1,534,499
		Semiconductor Manufacturing – 0.6%
3,576	[1]	Cavium Networks, Inc.	141,395
682	[1]	Integrated Device Technology, Inc.	4,351
37,800		Intel Corp.	811,188
1,900		Xilinx, Inc.	61,180
		TOTAL	1,018,114
		Semiconductor Manufacturing Equipment – 0.1%
4,480	[1]	GT Solar International, Inc.	49,482
1,307	[1]	MIPS Technologies, Inc.	16,233
1,500	[1]	Novellus Systems, Inc.	54,105
		TOTAL	119,820
		Services to Medical Professionals – 1.5%
9,800	[1]	Humana, Inc.	568,106
1,100		Omnicare, Inc.	28,512
1,696	[1]	PharMerica Corp.	19,182
6,300		Quest Diagnostics, Inc.	358,785
12,200		UnitedHealth Group, Inc.	500,810
16,000	[1]	Wellpoint, Inc.	993,920
		TOTAL	2,469,315
		Shoes – 0.2%
2,800		Brown Shoe Co., Inc.	35,476
2,053	[1]	Collective Brands, Inc.	41,799
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
5,721	[1]	CROCs, Inc.	93,767
1,673	[1]	DSW, Inc.	55,694
1,421	[1]	Deckers Outdoor Corp.	104,288
2,855	[1]	Timberland Co., Class A	76,314
		TOTAL	407,338
		Silver Production – 0.0%
1,500	[1]	Coeur d'Alene Mines Corp.	35,070
		Soft Drinks – 0.2%
7,700		Dr. Pepper Snapple Group, Inc.	272,811
		Software Packaged/Custom – 1.8%
2,700	[1]	Adobe Systems, Inc.	89,235
1,843	[1]	Aspen Technology, Inc.	26,078
6,800	[1]	Autodesk, Inc.	276,624
1,653	[1]	CSG Systems International, Inc.	32,151
1,558	[1]	Ebix, Inc.	35,133
6,200	[1]	F5 Networks, Inc.	671,956
1,700	[1]	GSI Commerce, Inc.	39,168
4,000	[1]	Informatica Corp.	185,600
1,802	[1]	Lawson Software, Inc.	16,939
975		Marketaxess Holdings, Inc.	19,627
400	[1]	MicroStrategy, Inc., Class A	42,544
1,211	[1]	NetSuite, Inc.	32,612
12,400		Oracle Corp.	397,172
3,191	[1]	Quest Software, Inc.	82,392
2,800	[1]	Red Hat, Inc.	115,696
6,600	[1]	Rovi Corporation	407,616
137	[1]	Solarwinds, Inc.	2,589
6,402	[1]	Tibco Software, Inc.	140,716
3,300	[1]	VMware, Inc., Class A	282,216
4,985	[1]	ValueClick, Inc.	69,840
3,100	[1]	Verisign, Inc.	104,315
		TOTAL	3,070,219
		Specialty Chemicals – 0.3%
495		Arch Chemicals, Inc.	17,939
2,800		Cabot Corp.	121,100
951		Chemed Corp.	59,181
1,912	[1]	LSB Industries, Inc.	57,589
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
100	[1]	OM Group, Inc.	3,618
2,950	[1]	Polypore International, Inc.	142,043
3,034	[1]	Rockwood Holdings, Inc.	123,150
		TOTAL	524,620
		Specialty Machinery – 0.1%
2,600		Gardner Denver, Inc.	187,564
33	[1]	Universal Display Corp.	1,117
		TOTAL	188,681
		Specialty Retailing – 1.4%
952	[1]	Asbury Automotive Group, Inc.	17,526
57,700		CVS Corp.	1,973,340
260	[1]	Dorman Products, Inc.	8,364
1,853	[1]	Hibbett Sports, Inc.	59,333
108	[1]	Kirkland's, Inc.	1,431
3,281		Sothebys Holdings, Inc., Class A	132,224
2,536		Tractor Supply Co.	130,122
1,021	[1]	Vitamin Shoppe Industries, Inc.	32,397
		TOTAL	2,354,737
		Technology Hardware & Equipment – 0.0%
3,826	[1]	STEC, Inc.	78,395
		Telecommunication Equipment & Services – 0.3%
4,396	[1]	Acme Packet, Inc.	236,417
2,460		Adtran, Inc.	101,180
2,140	[1]	Anixter International, Inc.	135,398
1,117	[1]	Oplink Communications, Inc.	27,679
		TOTAL	500,674
		Textiles Apparel & Luxury Goods – 0.1%
1,900		Coach, Inc.	102,771
		Tobacco – 0.1%
1,600		Philip Morris International, Inc.	91,584
		Trucking – 0.1%
3,642	[1]	Old Dominion Freight Lines, Inc.	117,163
		Wireless Communications – 0.1%
2,522	[1]	InterDigital, Inc.	121,434
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
6,700	[1]	MetroPCS Communications, Inc.	86,631
		TOTAL	208,065
		TOTAL COMMON STOCKS (IDENTIFIED COST $91,013,242)	107,997,582
		Asset-Backed Securities – 0.8%
$375,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.130%, 1/15/2016	375,105
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.742%, 2/10/2051	268,910
29,591		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	28,137
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	95,825
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	155,628
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	255,562
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	149,498
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,295,515)	1,328,665
		Collateralized Mortgage Obligations – 1.2%
2,358		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.115%, 3/25/2031	2,420
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	424,316
7,816		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	8,679
16,704		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	18,712
8,954		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	9,378
36,798		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	39,986
37,821		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	41,359
3,639		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	3,975
8,919		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	9,135
26,337		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	28,871
100,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	106,354
197,798	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	204,427
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	748,773
350,000		Morgan Stanley Capital, Inc. A4, 5.8799%, 6/11/2049	376,575
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,822,915)	2,022,960
		Corporate Bonds – 12.5%
		Basic Industry - Chemicals – 0.4%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	107,269
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	87,460
28,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	30,179
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	34,267
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, 4.000%, 12/07/2015	20,022
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	35,985
70,000		Praxair, Inc., 4.625%, 03/30/2015	76,498
70,000		RPM International, Inc., 6.500%, 02/15/2018	74,873
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	56,713
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	82,173
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,048
		TOTAL	636,487
		Basic Industry - Metals & Mining – 0.6%
50,000		Alcan, Inc., 5.000%, 06/01/2015	54,894
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	90,856
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	99,478
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,967
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,650
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.250%, 08/05/2020	99,402
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	168,942
130,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.950%, 4/01/2019	158,431
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	51,116
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 7/15/2018	98,807
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	20,439
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	62,806
		TOTAL	930,788
		Basic Industry - Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	22,592
105,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	124,450
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	19,366
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	50,794
		TOTAL	217,202
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	54,091
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	37,627
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,866
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,469
		TOTAL	144,053
		Capital Goods - Building Materials – 0.1%
105,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 03/15/2020	109,216
30,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	31,062
		TOTAL	140,278
		Capital Goods - Diversified Manufacturing – 0.4%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,650
60,000		Dover Corp., Note, 5.450%, 03/15/2018	66,601
30,000		Emerson Electric Co., 4.875%, 10/15/2019	32,264
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	104,065
160,000		Harsco Corp., 5.750%, 05/15/2018	175,432
80,000		Hubbell, Inc., 5.950%, 06/01/2018	88,755
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	69,102
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	100,266
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	34,250
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,911
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	48,100
		TOTAL	750,396
		Capital Goods - Environmental – 0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	92,630
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,222
		TOTAL	122,852
		Capital Goods - Packaging – 0.0%
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	29,149
		Communications - Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	231,566
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	21,874
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	83,260
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	107,220
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	37,273
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	25,419
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	27,897
		TOTAL	534,509
		Communications - Media Noncable – 0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	26,358
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	25,081
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	93,035
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	86,807
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	101,481
		TOTAL	332,762
		Communications - Telecom Wireless – 0.4%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	206,354
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	111,340
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	105,056
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	106,041
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	30,935
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	112,512
		TOTAL	672,238
		Communications - Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	135,542
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	44,189
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	69,126
		TOTAL	248,857
		Consumer Cyclical - Automotive – 0.2%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	106,385
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	85,020
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	13,018
25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	26,530
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	83,783
		TOTAL	314,736
		Consumer Cyclical - Entertainment – 0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	207,914
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$90,000	[2,3]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.150%, 04/30/2020	93,433
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	61,762
		TOTAL	363,109
		Consumer Cyclical - Lodging – 0.1%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	49,154
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	105,448
		TOTAL	154,602
		Consumer Cyclical - Retailers – 0.4%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	77,549
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	214,055
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	84,216
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	83,831
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	26,184
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	9,941
50,000		Target Corp., Note, 5.875%, 07/15/2016	58,041
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	44,238
		TOTAL	598,055
		Consumer Cyclical - Services – 0.0%
10,000		eBay, Inc., Sr. Unsecd. Note, 3.250%, 10/15/2020	9,185
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	15,300
		TOTAL	24,485
		Consumer Non-Cyclical - Food/Beverage – 0.7%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	116,465
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	114,276
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,445
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	69,704
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,709
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	102,097
135,000		Kellogg Co., 4.250%, 03/06/2013	143,524
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	42,944
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	81,921
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	117,513
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	102,290
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,601
20,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	20,283
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$20,000	Sysco Corp., Sr. Note, 5.375%, 03/17/2019	22,119
50,000	Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	53,114
	TOTAL	1,130,005
	Consumer Non-Cyclical - Health Care – 0.2%
40,000	Baxter International, Inc., 6.250%, 12/01/2037	44,796
50,000	Boston Scientific Corp., 4.500%, 01/15/2015	51,431
75,000	Boston Scientific Corp., 6.000%, 01/15/2020	77,808
20,000	Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	23,759
40,000	Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	41,153
90,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	100,327
50,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	50,910
10,000	Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	9,950
	TOTAL	400,134
	Consumer Non-Cyclical - Pharmaceuticals – 0.2%
60,000	Abbott Laboratories, 5.150%, 11/30/2012	64,856
40,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	38,950
125,000	Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	148,052
100,000	Genentech, Inc., Note, 4.750%, 07/15/2015	109,972
30,000	Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	35,068
	TOTAL	396,898
	Consumer Non-Cyclical - Products – 0.1%
10,000	Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,373
20,000	Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 03/15/2040	19,604
75,000	Philips Electronics NV, 5.750%, 03/11/2018	84,634
80,000	Whirlpool Corp., 5.500%, 03/01/2013	84,888
	TOTAL	199,499
	Consumer Non-Cyclical - Supermarkets – 0.0%
40,000	Kroger Co., Bond, 6.900%, 04/15/2038	44,641
	Consumer Non-Cyclical - Tobacco – 0.1%
70,000	Altria Group, Inc., 9.250%, 08/06/2019	89,812
30,000	Philip Morris International, Inc., 5.650%, 05/16/2018	33,971
	TOTAL	123,783
	Energy - Independent – 0.3%
100,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	92,086
50,000	Canadian Natural Resources Ltd., 4.900%, 12/01/2014	54,682
30,000	Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	31,253
30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,189
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	159,652
15,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 3/05/2020	15,773
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	9,379
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	88,268
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	73,785
		TOTAL	558,067
		Energy - Integrated – 0.2%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,194
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,261
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	98,211
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	116,741
30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	30,338
		TOTAL	295,745
		Energy - Oil Field Services – 0.1%
15,000	[2,3]	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	14,735
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,580
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	15,485
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	86,998
		TOTAL	135,798
		Energy - Refining – 0.1%
10,000	[2,3]	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	10,009
115,000		Valero Energy Corp., 7.500%, 04/15/2032	127,408
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,739
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	37,345
		TOTAL	187,501
		Financial Institution - Banking – 1.5%
60,000		Bank of America Corp., Note, 4.500%, 4/01/2015	62,445
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	285,008
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	112,500
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	154,002
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	57,626
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	104,612
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	21,895
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	164,822
25,000		City National Corp., Note, 5.250%, 09/15/2020	24,747
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,935
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	163,605
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 1/11/2016	40,170
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,117
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	55,580
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,543
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	81,407
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	75,722
170,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 4/01/2018	185,188
10,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	10,725
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	107,459
90,000		M & T Bank Corp., 5.375%, 05/24/2012	94,564
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,960
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	76,022
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	120,113
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,646
100,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	108,438
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	94,030
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,497
30,000		Wachovia Corp., 5.750%, 02/01/2018	33,413
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	72,689
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	116,477
		TOTAL	2,601,957
		Financial Institution - Brokerage – 0.5%
100,000		Blackrock, Inc., 6.250%, 09/15/2017	112,341
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	20,992
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	20,550
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	49,035
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	135,513
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	161,254
20,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 05/20/2020	20,697
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	84,610
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	26,398
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	70,074
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	30,608
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	65,723
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	51,959
		TOTAL	849,754
		Financial Institution - Finance Noncaptive – 0.9%
100,000		American Express Co., 4.875%, 07/15/2013	107,219
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	80,821
150,000		American Express Credit Corp., 5.875%, 05/02/2013	163,247
100,000		American General Finance Corp., 4.000%, 03/15/2011	100,500
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	120,139
120,000		Capital One Capital IV, 6.745%, 02/17/2037	120,450
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,437
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,650
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	446,735
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	96,875
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	162,048
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	22,016
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	60,160
		TOTAL	1,496,297
		Financial Institution - Insurance - Health – 0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	76,440
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	56,673
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	50,307
		TOTAL	183,420
		Financial Institution - Insurance - Life – 0.4%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	114,686
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,785
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	43,180
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	16,707
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	106,904
70,000		MetLife, Inc., 6.750%, 06/01/2016	81,588
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	13,900
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	58,092
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, 5.150%, 4/15/2013	91,090
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	14,471
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	93,168
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2040	51,902
		TOTAL	696,473
		Financial Institution - Insurance - P&C – 0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	99,820
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	100,353
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	109,735
75,000		CNA Financial Corp., 6.500%, 08/15/2016	81,184
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	33,018
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,461
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	107,057
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	76,622
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,275
		TOTAL	686,525
		Financial Institution - REITs – 0.4%
40,000		AMB Property LP, 6.300%, 06/01/2013	43,638
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,894
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	60,000
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	20,298
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,545
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	42,629
75,000		Liberty Property LP, 6.625%, 10/01/2017	86,543
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	102,910
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	19,529
95,000		Simon Property Group LP, 6.125%, 05/30/2018	106,875
35,000		Simon Property Group LP, 6.750%, 05/15/2014	39,374
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	32,287
		TOTAL	592,522
		Sovereign – 0.2%
40,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	39,888
150,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 02/15/2021	212,568
		TOTAL	252,456
		Technology – 0.6%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	51,191
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$40,000		BMC Software, Inc., 7.250%, 06/01/2018	46,128
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	68,400
100,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	110,362
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	100,767
65,000		Harris Corp., 5.950%, 12/01/2017	73,277
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	124,173
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	132,875
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	76,982
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	30,678
150,000		Oracle Corp., 6.500%, 04/15/2038	169,226
		TOTAL	984,059
		Transportation - Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	78,922
		Transportation - Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	81,809
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	50,806
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	113,839
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	100,222
50,000		Union Pacific Corp., 4.875%, 01/15/2015	54,343
		TOTAL	401,019
		Transportation - Services – 0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	102,547
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	27,934
		TOTAL	130,481
		Utility - Electric – 1.0%
150,000		Alabama Power Co., 5.700%, 02/15/2033	153,761
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	87,635
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	92,958
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	117,509
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,970
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,235
60,000	[2,3]	Electricite De France SA, 5.500%, 1/26/2014	66,512
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	44,647
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	109,290
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,257
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,157
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	52,675
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	41,285
35,702	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	39,820
25,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	28,273
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	44,286
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	99,237
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	88,191
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	49,338
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 4/15/2013	20,433
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	85,930
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	59,392
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,397
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	37,789
90,000		Union Electric Co., 6.000%, 04/01/2018	98,831
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	86,290
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	96,588
		TOTAL	1,739,686
		Utility - Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	42,236
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,239
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,421
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	63,759
		TOTAL	141,655
		Utility - Natural Gas Pipelines – 0.3%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	82,039
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	45,136
65,000		Enterprise Products LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	78,996
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	108,952
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	83,491
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	95,270
40,000		Williams Partners LP, 5.250%, 03/15/2020	41,281
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	28,340
		TOTAL	563,505
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,601,917)	21,085,360
		Foreign Government/AgencY – 0.0%
		Sovereign – 0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $79,063)	86,812
		GOVERNMENT AGENCY – 1.8%
2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013 (IDENTIFIED COST $2,802,188)	2,958,342
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
6,486		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	6,767
5,357		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	5,781
13,003		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	14,384
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $25,669)	26,932
		MUNICIPAL SECURITY – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	68,066
		U.S. Treasury – 0.7%
1,000,000		United States Treasury Note, 1.375%, 1/15/2013	1,015,606
150,000	[5]	United States Treasury Note, 4.125%, 5/15/2015	165,908
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,154,527)	1,181,514
		EXCHANGE-TRADED FUNDS – 6.4%
142,500		iShares MSCI Emerging Market Index Fund	6,527,925
72,000		iShares MSCI EAFE Index Fund	4,279,680
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,077,338)	10,807,605
		MUTUAL FUNDS – 12.5%;6
57,220		Emerging Markets Fixed Income Core Fund	1,553,057
776,155		Federated Mortgage Core Portfolio	7,784,832
5,865,687	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	5,865,687
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
78,562	Federated Project and Trade Finance Core Fund	782,473
762,726	High Yield Bond Portfolio	5,056,872
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $19,953,644)	21,042,921
	TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $144,896,018)[8]	168,606,759
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[9]	91,014
	TOTAL NET ASSETS — 100%	$168,697,773

At January 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]United States Treasury Note 5-Year Long Futures	29	$3,434,008	March 2011	$(20,649)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,326,875	March 2011	$(27,602)
[1]United States Treasury Note 2-Year Short Futures	100	$21,918,750	March 2011	$(11,466)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(59,717)

At January 31, 2011, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Banc of America Securities LLC
Reference Entity	Series 15 Investment Grade Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2015
Implied Credit Spread at 1/31/2011[10]	0.98%
Notional Amount	$5,000,000
Market Value	$(35,983)
Upfront Premiums Paid	$(31,216)
Unrealized Depreciation	$(4,767)

Semi-Annual Shareholder Report

Net Unrealized Depreciation on Futures Contracts and Swap Contract are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $2,633,624, which represented 1.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $2,425,710, which represented 1.4% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $144,891,551.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$107,039,929	$ —	$ —	$107,039,929
International	957,653	—	—	957,653
Debt Securities:
Asset-Backed Securities	—	1,328,665	—	1,328,665
Collateralized Mortgage Obligations	—	2,022,960	—	2,022,960
Corporate Bonds	—	21,085,360	—	21,085,360
Government/Agency	—	86,812	—	86,812
Government Agency	—	2,958,342	—	2,958,342
Mortgage-Backed Securities	—	26,932	—	26,932
Municipal Security	—	68,066	—	68,066
U.S. Treasury	—	1,181,514	—	1,181,514
Exchange-Traded Funds	10,807,605	—	—	10,807,605
Mutual Funds	21,042,921	—	—	21,042,921
TOTAL SECURITIES	$139,848,108	$28,758,651	$ —	$168,606,759
OTHER FINANCIAL INSTRUMENTS**	$(59,717)	$(4,767)	$ —	$(64,484)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts and swap contracts.

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of August 1, 2010	$750,000
Change in unrealized appreciation/depreciation	$155,313
Realized gain (loss)	$20,156
Net purchases (sales)	$(925,469)
Balance as of January 31, 2011	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2011.	$ —

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $21,042,921 of investments in affiliated issuers (Note 5) (identified cost $144,896,018)		$168,606,759
Cash		320
Income receivable		431,095
Receivable for investments sold		511,956
Receivable for shares sold		97,869
TOTAL ASSETS		169,647,999
Liabilities:
Payable for investments purchased	$525,511
Payable for shares redeemed	169,844
Payable for daily variation margin	3,641
Swaps, at value (premium paid $31,216)	35,983
Payable for periodic payments to swap contracts	5,972
Payable for transfer and dividend disbursing agent fees and expenses	58,006
Payable for portfolio accounting fees	20,578
Payable for distribution services fee (Note 5)	31,556
Payable for shareholder services fee (Note 5)	50,002
Payable for account administration fee	19,276
Accrued expenses	29,857
TOTAL LIABILITIES		950,226
Net assets for 14,063,872 shares outstanding		$168,697,773
Net Assets Consist of:
Paid-in capital		$218,797,741
Net unrealized appreciation of investments, futures contracts and swap contracts		23,646,257
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(73,828,479)
Undistributed net investment income		82,254
TOTAL NET ASSETS		$168,697,773
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($51,388,545 ÷ 4,264,798 shares outstanding), no par value, unlimited shares authorized	$12.05
Offering price per share	$12.05
Redemption proceeds per share	$12.05
Class A Shares:
Net asset value per share ($67,963,342 ÷ 5,651,424 shares outstanding), no par value, unlimited shares authorized	$12.03
Offering price per share (100/94.50 of $12.03)	$12.73
Redemption proceeds per share	$12.03
Class C Shares:
Net asset value per share ($48,646,959 ÷ 4,089,446 shares outstanding), no par value, unlimited shares authorized	$11.90
Offering price per share	$11.90
Redemption proceeds per share (99.00/100 of $11.90)	$11.78
Class R Shares:
Net asset value per share ($698,927 ÷ 58,204 shares outstanding), no par value, unlimited shares authorized	$12.01
Offering price per share	$12.01
Redemption proceeds per share	$12.01

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Dividends (including $476,742 received from affiliated issuers (Note 5))		$1,405,973
Interest		829,962
Investment income allocated from affiliated partnership (Note 5)		66,510
TOTAL INCOME		2,302,445
Expenses:
Investment adviser fee (Note 5)	$668,204
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	17,091
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	32,560
Transfer and dividend disbursing agent fees and expenses — Class A Shares	76,208
Transfer and dividend disbursing agent fees and expenses — Class C Shares	35,736
Transfer and dividend disbursing agent fees and expenses — Class R Shares	1,282
Directors'/Trustees' fees	1,855
Auditing fees	12,854
Legal fees	2,230
Portfolio accounting fees	65,591
Distribution services fee — Class C Shares (Note 5)	186,777
Distribution services fee — Class R Shares (Note 5)	1,728
Shareholder services fee — Class A Shares (Note 5)	83,609
Shareholder services fee — Class C Shares (Note 5)	31,859
Account administration fee — Class A Shares	7,782
Account administration fee — Class C Shares	29,089
Share registration costs	30,467
Printing and postage	37,195
Insurance premiums	2,383
Miscellaneous	4,338
TOTAL EXPENSES	1,464,947
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(153,757)
Waiver of administrative personnel and services fee	(26,834)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(1,316)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(23,343)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(3,638)
TOTAL WAIVERS AND REIMBURSEMENTS		$(208,888)
Net expenses			$1,256,059
Net investment income			1,046,386
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $278,679 on sales of investments in affiliated issuers)			5,715,338
Net realized loss on futures contracts			(104,880)
Net realized loss on swap contracts			(6,528)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership			34,110
Net change in unrealized appreciation of investments			13,810,970
Net change in unrealized depreciation of futures contracts			(18,851)
Net change in unrealized depreciation of swap contracts			(4,767)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			19,425,392
Change in net assets resulting from operations			$20,471,778

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,046,386	$2,747,662
Net realized gain on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	5,638,040	17,849,968
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	13,787,352	(3,013,704)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,471,778	17,583,926
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(885,853)	(983,561)
Class A Shares	(961,403)	(1,641,566)
Class C Shares	(341,788)	(499,916)
Class R Shares	(7,358)	(6,715)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,196,402)	(3,131,758)
Share Transactions:
Proceeds from sale of shares	7,655,171	16,651,096
Net asset value of shares issued to shareholders in payment of distributions declared	2,004,338	2,868,027
Cost of shares redeemed	(44,962,039)	(60,220,635)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,302,530)	(40,701,512)
Change in net assets	(17,027,154)	(26,249,344)
Net Assets:
Beginning of period	185,724,927	211,974,271
End of period (including undistributed net investment income of $82,254 and $1,232,270, respectively)	$168,697,773	$185,724,927

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.

Effective December 31, 2010, the Fund's Class K Shares were redesignated as
Class R Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net-realized-foreign-exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	3/24/2010	$200,000	$207,914

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$59,717*
Credit contracts	Swaps, at value	$35,983
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$95,700
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(104,880)	$(104,880)
Credit contracts	$(6,528)	$ —	$(6,528)
Total	$(6,528)	$(104,880)	$(111,408)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(18,851)	$(18,851)
Credit contracts	$(4,767)	$ —	$(4,767)
Total	$(4,767)	$(18,851)	$(23,618)
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	71,939	$830,373	200,627	$2,185,289
Shares issued to shareholders in payment of distributions declared	70,475	830,196	83,618	927,325
Shares redeemed	(384,908)	(4,463,749)	(690,117)	(7,578,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(242,494)	$(2,803,180)	(405,872)	$(4,465,457)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	474,794	$5,480,763	1,052,939	$11,450,865
Shares issued to shareholders in payment of distributions declared	71,917	845,744	131,800	1,459,023
Shares redeemed	(2,817,310)	(32,305,759)	(3,647,156)	(39,741,622)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,270,599)	$(25,979,252)	(2,462,417)	$(26,831,734)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	118,029	$1,331,515	261,716	$2,829,228
Shares issued to shareholders in payment of distributions declared	27,581	321,040	43,376	474,964
Shares redeemed	(719,043)	(8,127,266)	(1,183,883)	(12,747,262)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(573,433)	$(6,474,711)	(878,791)	$(9,443,070)
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,084	$12,520	16,886	$185,714
Shares issued to shareholders in payment of distributions declared	626	7,358	607	6,715
Shares redeemed	(5,702)	(65,265)	(14,159)	(153,680)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(3,992)	$(45,387)	3,334	$38,749
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,090,518)	$(35,302,530)	(3,743,746)	$(40,701,512)

4. FEDERAL TAX INFORMATION

At January 31, 2011, the cost of investments for federal tax purposes was $144,891,551. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts and swap contracts was $23,715,208. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,625,076 and net unrealized depreciation from investments for those securities having an excess of cost over value of $909,868.

At July 31, 2010, the Fund had a capital loss carryforward of $78,445,817 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$49,998
2017	$47,415,913
2018	$30,979,906

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $149,804 of its fee. In addition, for the six months ended January 31, 2011, an affiliate of the Adviser voluntarily reimbursed $28,297 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2011, the Sub-Adviser earned a fee of $68,805.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the net fee paid to FAS was 0.123% of average daily net assets of the Fund. FAS waived $26,834 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC retained $13,780 of fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2011, FSC retained $1,980 in sales charges from the sale of Class A Shares. FSC also retained $191 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.30%, 2.05% and 1.79% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 5, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2011, the Adviser reimbursed $3,953. Transactions involving the affiliated holdings during the six months ended January 31, 2011, were as follows:

Affiliates	Balance of Shares Held 7/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	85,774	—	28,554	57,220	$1,553,057	$66,510
Federated Mortgage Core Portfolio	885,577	18,145	127,567	776,155	$7,784,832	$183,991
Federated Prime Value Obligations Fund, Institutional Shares	14,180,603	32,870,905	41,185,821	5,865,687	$5,865,687	$8,287
Federated Project and Trade Finance Core Fund	76,445	2,117	—	78,562	$ 782,473	$21,078
High Yield Bond Portfolio	812,740	40,347	90,361	762,726	$5,056,872	$263,386
TOTAL OF AFFILIATED TRANSACTIONS	16,041,139	32,931,514	41,432,303	7,540,350	$21,042,921	$543,252

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2011, were as follows:

Purchases	$100,524,111
Sales	$120,695,528

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated MDT Balanced Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries Semi-Annual Shareholder Report for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised Semi-Annual Shareholder Report that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R841
Cusip 31421R833
Cusip 31421R692
Cusip 31421R825

36354 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated MDT Large Cap Growth Fund

Fund Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Class A Shares
Class B Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.45	$7.60	$10.23	$12.12	$10.17	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[3]	(0.01)[3]	0.00[3,4]	(0.06)[3]	(0.14)[3]	(0.10)[3]
Net realized and unrealized gain (loss) on investments	1.46	0.86	(2.63)	(0.48)	2.20	0.27
TOTAL FROM INVESTMENT OPERATIONS	1.45	0.85	(2.63)	(0.54)	2.06	0.17
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	(0.11)	—
Net Asset Value, End of Period	$9.90	$8.45	$7.60	$10.23	$12.12	$10.17
Total Return[5]	17.16%	11.18%	(25.71)%	(5.76)%	20.38%	1.70%
Ratios to Average Net Assets:
Net expenses	1.50%[6]	1.50%	1.50%	1.50%	1.50%	2.01%[6]
Net investment income (loss)	(0.12)%[6]	(0.08)%	0.04%	(0.49)%	(1.14)%	(0.93)%[6]
Expense waiver/reimbursement[7]	0.83%[6]	0.55%	0.52%	0.14%	2.30%	20.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,518	$45,993	$68,963	$102,600	$88,826	$183
Portfolio turnover	69%	217%	380%	320%	630%	237%
1	MDT Large Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,			Period Ended 7/31/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$8.30	$7.53	$10.21	$12.18	$11.48
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.07)[2]	(0.05)[2]	(0.14)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	1.43	0.84	(2.63)	(0.48)	0.78
TOTAL FROM INVESTMENT OPERATIONS	1.39	0.77	(2.68)	(0.62)	0.70
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	—
Net Asset Value, End of Period	$9.69	$8.30	$7.53	$10.21	$12.18
Total Return[3]	16.75%	10.23%	(26.25)%	(6.43)%	6.10%
Ratios to Average Net Assets:
Net expenses	2.25%[4]	2.25%	2.25%	2.25%	2.24%[4]
Net investment income (loss)	(0.88)%[4]	(0.86)%	(0.72)%	(1.22)%	(1.95)%[4]
Expense waiver/reimbursement[5]	0.83%[4]	0.56%	0.52%	0.14%	0.54%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,729	$7,506	$8,532	$22,138	$46,933
Portfolio turnover	69%	217%	380%	320%	630%[6]
1	Reflects operations for the period from March 29, 2007 (date of initial investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.12	$7.37	$9.99	$11.94	$10.10	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)[3]	(0.07)[3]	(0.05)[3]	(0.13)[3]	(0.22)[3]	(0.19)[3]
Net realized and unrealized gain (loss) on investments	1.40	0.82	(2.57)	(0.47)	2.17	0.29
TOTAL FROM INVESTMENT OPERATIONS	1.36	0.75	(2.62)	(0.60)	1.95	0.10
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	(0.11)	—
Net Asset Value, End of Period	$9.48	$8.12	$7.37	$9.99	$11.94	$10.10
Total Return[4]	16.75%	10.18%	(26.23)%	(6.39)%	19.42%	1.00%
Ratios to Average Net Assets:
Net expenses	2.25%[5]	2.25%	2.25%	2.22%	2.25%	2.76%[5]
Net investment income (loss)	(0.88)%[5]	(0.86)%	(0.71)%	(1.21)%	(1.83)%	(1.68)%[5]
Expense waiver/reimbursement[6]	0.83%[5]	0.56%	0.52%	0.14%	5.64%	20.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,592	$6,816	$7,333	$14,895	$14,388	$147
Portfolio turnover	69%	217%	380%	320%	630%	237%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.57	$7.70	$10.33	$12.20	$10.20	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01[3]	0.01[3]	0.02[3]	(0.03)[3]	(0.03)[3]	(0.07)[3]
Net realized and unrealized gain (loss) on investments	1.47	0.86	(2.65)	(0.49)	2.14	0.27
TOTAL FROM INVESTMENT OPERATIONS	1.48	0.87	(2.63)	(0.52)	2.11	0.20
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(1.35)	(0.11)	—
Net Asset Value, End of Period	$10.05	$8.57	$7.70	$10.33	$12.20	$10.20
Total Return[4]	17.27%	11.30%	(25.46)%	(5.55)%	20.81%	2.00%
Ratios to Average Net Assets:
Net expenses	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.76%[5]
Net investment income (loss)	0.12%[5]	0.14%	0.28%	(0.28)%	(0.29)%	(0.68)%[5]
Expense waiver/reimbursement[6]	0.83%[5]	0.56%	0.52%	0.14%	19.41%	20.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,455	$4,179	$4,769	$6,280	$1,798	$305
Portfolio turnover	69%	217%	380%	320%	630%	237%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,171.60	$8.21
Class B Shares	$1,000	$1,167.50	$12.29
Class C Shares	$1,000	$1,167.50	$12.29
Institutional Shares	$1,000	$1,172.70	$6.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class B Shares	$1,000	$1,013.86	$11.42
Class C Shares	$1,000	$1,013.86	$11.42
Institutional Shares	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2011, the Fund's industry composition1 was follows:

Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	14.7%
Internet Services	6.4%
Tobacco	5.6%
Computers - High End	4.8%
Miscellaneous Machinery	4.8%
Financial Services	4.7%
Computers - Midrange	4.6%
Multi-Industry Transportation	4.6%
Pollution Control	3.5%
Commodity Chemicals	3.4%
Oil Well Supply	3.2%
Hotels	2.6%
Energy Equipment & Services	2.3%
Soft Drinks	2.3%
Miscellaneous Components	2.2%
Specialty Retailing	2.2%
Electronic Equipment Instruments & Components	2.1%
IT Services	1.8%
Textiles Apparel & Luxury Goods	1.8%
Life Sciences Tools & Services	1.7%
Automobiles	1.6%
Generic Drugs	1.4%
Auto Original Equipment Manufacturers	1.3%
Communications Equipment	1.3%
Industrial Machinery	1.2%
Cosmetics & Toiletries	1.0%
Restaurant	1.0%
Other[2]	10.8%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities — Net[4]	(0.5)%
TOTAL	100.0%

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7

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

January 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.9%
		Auto Components – 0.4%
4,859	[1]	TRW Automotive Holdings Corp.	289,888
		Auto Original Equipment Manufacturers – 1.3%
17,345		Johnson Controls, Inc.	665,874
7,618	[1]	LKQ Corp.	184,051
		TOTAL	849,925
		Auto Part Replacement – 0.3%
3,727	[1]	WABCO Holdings, Inc.	217,657
		Automobiles – 1.6%
64,342	[1]	Ford Motor Co.	1,026,255
		Biotechnology – 0.5%
1,409	[1]	Hospira, Inc.	77,819
3,009	[1]	Waters Corp.	229,858
		TOTAL	307,677
		Business Services – 0.1%
2,686	[1]	Verisk Analytics, Inc.	90,867
		Cable & Wireless Television – 0.7%
3,220	[1]	Discovery Communications, Inc.	125,580
7,049		Scripps Networks Interactive	327,779
		TOTAL	453,359
		Commodity Chemicals – 3.4%
5,903		Celanese Corp.	244,915
39,057		Du Pont (E.I.) de Nemours & Co.	1,979,409
		TOTAL	2,224,324
		Communications Equipment – 1.3%
18,017		Harris Corp.	838,511
		Computers - High End – 4.8%
19,250		IBM Corp.	3,118,500
		Computers - Low End – 0.3%
12,669	[1]	Dell, Inc.	166,724
		Computers - Midrange – 4.6%
66,235		Hewlett-Packard Co.	3,026,277
		Construction Machinery – 0.3%
1,958		Joy Global, Inc.	170,698
		Contracting – 0.6%
4,871	[1]	IHS, Inc., Class A	399,227
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Shares			Value
		Cosmetics & Toiletries – 1.0%
5,560		Estee Lauder Cos., Inc., Class A	447,580
3,874		International Flavors & Fragrances, Inc.	221,012
		TOTAL	668,592
		Crude Oil & Gas Production – 0.8%
7,710	[1]	Continental Resources, Inc.	495,059
		Electrical Equipment – 0.4%
6,219		AMETEK, Inc.	253,611
		Electronic Equipment Instruments & Components – 2.1%
32,695	[1]	Agilent Technologies, Inc.	1,367,632
		Electronic Instruments – 0.7%
10,403	[1]	Trimble Navigation Ltd.	479,370
		Electronic Test/Measuring Equipment – 0.6%
6,529	[1]	Itron, Inc.	378,813
		Energy Equipment & Services – 2.3%
15,957	[1]	FMC Technologies, Inc.	1,499,958
		Ethical Drugs – 0.3%
4,271		Abbott Laboratories	192,878
		Financial Services – 4.7%
5,842		FactSet Research Systems	588,874
35,806		Visa, Inc., Class A	2,501,049
		TOTAL	3,089,923
		Furniture – 0.3%
4,631	[1]	Tempur-Pedic International, Inc.	202,097
		Generic Drugs – 1.4%
12,381		Perrigo Co.	900,594
		Hotels – 2.6%
22,475		Starwood Hotels & Resorts Worldwide, Inc.	1,325,351
14,039		Wyndham Worldwide Corp.	394,917
		TOTAL	1,720,268
		Industrial Machinery – 1.2%
9,652		Dover Corp.	618,693
3,729		Graco, Inc.	158,408
		TOTAL	777,101
		Internet Services – 6.4%
9,423	[1]	Monster Worldwide, Inc.	156,893
9,717	[1]	NetFlix, Inc.	2,080,215
4,467	[1]	Priceline.com, Inc.	1,914,199
		TOTAL	4,151,307
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Shares			Value
		IT Services – 1.8%
16,563		Automatic Data Processing, Inc.	793,368
12,292		Paychex, Inc.	393,344
		TOTAL	1,186,712
		Life Sciences Tools & Services – 1.7%
16,357	[1]	Illumina, Inc.	1,134,194
		Machinery – 0.7%
4,688		Caterpillar, Inc.	454,783
		Magazine Publishing – 0.4%
7,485		McGraw-Hill Cos., Inc.	291,765
		Medical Supplies – 0.4%
7,434		AmerisourceBergen Corp.	266,583
		Medical Technology – 0.6%
4,126	[1]	IDEXX Laboratories, Inc.	295,834
2,615	[1]	St. Jude Medical, Inc.	105,908
		TOTAL	401,742
		Miscellaneous Components – 2.2%
25,714		Amphenol Corp., Class A	1,423,013
		Miscellaneous Machinery – 4.8%
29,804		Illinois Tool Works, Inc.	1,594,216
6,286		Parker-Hannifin Corp.	562,031
11,646		Rockwell Automation, Inc.	943,443
		TOTAL	3,099,690
		Multi-Industry Transportation – 4.6%
42,176		United Parcel Service, Inc.	3,020,645
		Mutual Fund Adviser – 0.2%
3,199		Waddell & Reed Financial, Inc., Class A	115,548
		Oil Well Supply – 3.2%
23,405		Schlumberger Ltd.	2,082,811
		Packaged Foods – 0.3%
1,189		Hershey Foods Corp.	55,514
3,424		McCormick & Co., Inc.	151,341
		TOTAL	206,855
		Pollution Control – 3.5%
50,048		Danaher Corp.	2,305,211
		Restaurant – 1.0%
3,051	[1]	Chipotle Mexican Grill, Inc.	667,925
		Services to Medical Professionals – 0.3%
3,006	[1]	MEDNAX, Inc.	198,847
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Shares			Value
		Soft Drinks – 2.3%
6,118	[1]	Coca-Cola Enterprises, Inc.	153,929
21,514		The Coca-Cola Co.	1,352,155
		TOTAL	1,506,084
		Software Packaged/Custom – 14.7%
10,121	[1]	Adobe Systems, Inc.	334,499
2,432	[1]	Ansys, Inc.	127,559
10,317	[1]	Autodesk, Inc.	419,696
13,772	[1]	F5 Networks, Inc.	1,492,609
12,263	[1]	Informatica Corp.	569,003
29,187	[1]	Intuit, Inc.	1,369,746
3,419	[1]	Nuance Communications, Inc.	69,508
86,467		Oracle Corp.	2,769,538
5,354	[1]	Red Hat, Inc.	221,227
15,129	[1]	Rovi Corp.	934,367
2,288		Solera Holdings, Inc.	119,731
13,766	[1]	VMware, Inc., Class A	1,177,268
		TOTAL	9,604,751
		Specialty Machinery – 0.6%
5,252		Gardner Denver, Inc.	378,879
		Specialty Retailing – 2.2%
3,851	[1]	AutoZone, Inc.	976,344
14,797		Limited Brands, Inc.	432,664
		TOTAL	1,409,008
		Textiles Apparel & Luxury Goods – 1.8%
21,842		Coach, Inc.	1,181,434
		Tobacco – 5.6%
13,547		Lorillard, Inc.	1,019,276
45,555		Philip Morris International, Inc.	2,607,568
		TOTAL	3,626,844
		Undesignated Consumer Cyclicals – 0.8%
7,472		Herbalife Ltd.	488,146
		Wireless Telecommunication Services – 0.2%
11,114	[1]	MetroPCS Communications, Inc.	143,704
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,634,209)	64,552,266
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Shares			Value
		MUTUAL FUND – 1.6%
1,044,431	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	1,044,431
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $53,678,640)[4]	65,596,697
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[5]	(302,758)
		TOTAL NET ASSETS — 100%	$65,293,939
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $1,044,431 of investments in an affiliated issuer (Note 5) (identified cost $53,678,640)		$65,596,697
Income receivable		18,821
Receivable for investments sold		2,156,605
Receivable for shares sold		29,841
TOTAL ASSETS		67,801,964
Liabilities:
Payable for investments purchased	$2,179,112
Payable for shares redeemed	185,191
Payable for distribution services fee (Note 5)	9,831
Payable for shareholder services fee (Note 5)	26,700
Accrued expenses	107,191
TOTAL LIABILITIES		2,508,025
Net assets for 6,640,625 shares outstanding		$65,293,939
Net Assets Consist of:
Paid-in capital		$89,157,593
Net unrealized appreciation of investments		11,918,057
Accumulated net realized loss on investments		(35,693,021)
Accumulated net invesment income (loss)		(88,690)
TOTAL NET ASSETS		$65,293,939
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($4,455,207 ÷ 443,149 shares outstanding), no par value, unlimited shares authorized	$10.05
Offering price per share	$10.05
Redemption proceeds per share	$10.05
Class A Shares:
Net asset value per share ($45,518,405 ÷ 4,599,290 shares outstanding), no par value, unlimited shares authorized	$9.90
Offering price per share (100/94.50 of $9.90)	$10.48
Redemption proceeds per share	$9.90
Class B Shares:
Net asset value per share ($7,728,690 ÷ 797,495 shares outstanding), no par value, unlimited shares authorized	$9.69
Offering price per share	$9.69
Redemption proceeds per share (94.50/100 of $9.69)	$9.16
Class C Shares:
Net asset value per share ($7,591,637 ÷ 800,691 shares outstanding), no par value, unlimited shares authorized	$9.48
Offering price per share	$9.48
Redemption proceeds per share (99.00/100 of $9.48)	$9.39

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Dividends (including $1,038 received from an affiliated issuer (Note 5)			$448,221
Interest			812
TOTAL INCOME			449,033
Expenses:
Investment adviser fee (Note 5)		$243,870
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		6,884
Transfer and dividend disbursing agent fees and expenses		176,558
Directors'/Trustees' fees		1,402
Auditing fees		11,342
Legal fees		3,279
Portfolio accounting fees		40,192
Distribution services fee — Class B Shares (Note 5)		28,315
Distribution services fee — Class C Shares (Note 5)		26,658
Shareholder services fee — Class A Shares (Note 5)		56,426
Shareholder services fee — Class B Shares (Note 5)		9,438
Shareholder services fee — Class C Shares (Note 5)		8,886
Account administration fee — Class A Shares		473
Share registration costs		27,889
Printing and postage		24,915
Insurance premiums		2,256
Miscellaneous		3,055
TOTAL EXPENSES		807,948
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(242,825)
Waiver of administrative personnel and services fee	(27,400)
TOTAL WAIVERS AND REIMBURSEMENT		(270,225)
Net expenses			537,723
Net investment income (loss)			(88,690)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,621,466
Net change in unrealized appreciation of investments			8,615,670
Net realized and unrealized gain on investments			10,237,136
Change in net assets resulting from operations			$10,148,446

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(88,690)	$(178,522)
Net realized gain on investments	1,621,466	16,280,057
Net change in unrealized appreciation/depreciation of investments	8,615,670	(6,276,555)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,148,446	9,824,980
Share Transactions:
Proceeds from sale of shares	4,417,074	20,131,474
Cost of shares redeemed	(13,765,590)	(55,060,157)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,348,516)	(34,928,683)
Change in net assets	799,930	(25,103,703)
Net Assets:
Beginning of period	64,494,009	89,597,712
End of period (including accumulated net investment income (loss) of $(88,690) and $0, respectively)	$65,293,939	$64,494,009

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report

18

the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,982	$357,015	317,649	$2,753,235
Shares redeemed	(82,469)	(786,663)	(449,603)	(3,761,807)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(44,487)	$(429,648)	(131,954)	$(1,008,572)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	248,371	$2,293,597	1,729,634	$14,253,526
Shares redeemed	(1,094,937)	(9,970,497)	(5,353,095)	(45,047,810)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(846,566)	$(7,676,900)	(3,623,461)	$(30,794,284)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	99,433	$914,541	238,449	$1,975,151
Shares redeemed	(206,226)	(1,850,532)	(467,487)	(3,852,446)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(106,793)	$(935,991)	(229,038)	$(1,877,295)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	95,039	$851,921	140,643	$1,149,562
Shares redeemed	(133,611)	(1,157,898)	(296,687)	(2,398,094)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(38,572)	$(305,977)	(156,044)	$(1,248,532)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,036,418)	$(9,348,516)	(4,140,497)	$(34,928,683)
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4. FEDERAL TAX INFORMATION

At January 31, 2011, the cost of investments for federal tax purposes was $53,678,640. The net unrealized appreciation of investments for federal tax purposes was $11,918,057. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,480,204 and net unrealized depreciation from investments for those securities having an excess of cost over value of $562,147.

At July 31, 2010, the Fund had a capital loss carryforward of $37,185,339 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$183,375
2017	$35,401,337
2018	$1,600,627

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, the Adviser voluntarily waived $242,301 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FAS waived $27,400 of its fee. The net fee paid to FAS was 0.334% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC retained $3,801 of fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2011, FSC retained $1,516 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,124 of Service Fees for the six months ended January 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC received $1,548 of fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.25% and 2.25% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 5, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2011, the Adviser reimbursed $524. Transactions involving the affiliated holding during the six months ended January 31, 2011, were as follows:

Affiliate	Balance of Shares Held 7/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	1,104,117	8,700,075	8,759,761	1,044,431	$1,044,431	$1,038

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2011, were as follows:

Purchases	$43,318,948
Sales	$52,517,909

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated MDT Large Cap Growth Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report

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(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R700
Cusip 31421R684
Cusip 31421R809
Cusip 31421R882

36353 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated MDT Small Cap Core Fund

Fund Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.55	$6.58	$10.21	$13.22	$11.11	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)[3]	(0.06)[3]	(0.04)[3]	(0.08)[3]	(0.10)[3]	(0.13)[3]
Net realized and unrealized gain (loss) on investments	1.82	1.03	(3.59)	(2.22)	2.21	1.24
TOTAL FROM INVESTMENT OPERATIONS	1.78	0.97	(3.63)	(2.30)	2.11	1.11
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.71)	—	—
Net Asset Value, End of Period	$9.33	$7.55	$6.58	$10.21	$13.22	$11.11
Total Return[4]	23.58%	14.74%	(35.55)%	(18.09)%	18.99%	11.10%
Ratios to Average Net Assets:
Net expenses	1.75%[5]	1.75%	1.74%	1.75%	1.75%	2.01%[5]
Net investment income (loss)	(0.90)%[5]	(0.77)%	(0.53)%	(0.68)%	(0.77)%	(1.16)%[5]
Expense waiver/reimbursement[6]	4.03%[5]	5.41%	5.73%	3.85%	7.96%	9.41%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,285	$3,184	$1,652	$2,623	$2,414	$324
Portfolio turnover	86%	192%	222%	243%	237%	209%
1	The MDT Small Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.28	$6.39	$9.99	$13.04	$11.05	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07)[3]	(0.11)[3]	(0.08)[3]	(0.16)[3]	(0.19)[3]	(0.23)[3]
Net realized and unrealized gain (loss) on investments	1.75	1.00	(3.52)	(2.18)	2.18	1.28
TOTAL FROM INVESTMENT OPERATIONS	1.68	0.89	(3.60)	(2.34)	1.99	1.05
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.71)	—	—
Net Asset Value, End of Period	$8.96	$7.28	$6.39	$9.99	$13.04	$11.05
Total Return[4]	23.08%	13.93%	(36.04)%	(18.66)%	18.01%	10.50%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.50%	2.49%	2.46%	2.50%	2.76%[5]
Net investment income (loss)	(1.64)%[5]	(1.53)%	(1.29)%	(1.40)%	(1.52)%	(1.91)%[5]
Expense waiver/reimbursement[6]	4.03%[5]	5.13%	5.61%	3.90%	8.63%	9.41%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,145	$3,258	$1,366	$2,759	$3,299	$1,505
Portfolio turnover	86%	192%	222%	243%	237%	209%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.63	$6.63	$10.28	$13.28	$11.14	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)[3]	(0.04)[3]	(0.02)[3]	(0.05)[3]	(0.07)[3]	(0.10)[3]
Net realized and unrealized gain (loss) on investments	1.84	1.04	(3.63)	(2.24)	2.21	1.24
TOTAL FROM INVESTMENT OPERATIONS	1.81	1.00	(3.65)	(2.29)	2.14	1.14
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.71)	—	—
Net Asset Value, End of Period	$9.44	$7.63	$6.63	$10.28	$13.28	$11.14
Total Return[4]	23.72%	15.08%	(35.51)%	(17.92)%	19.21%	11.40%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.50%	1.49%	1.50%	1.50%	1.76%[5]
Net investment income (loss)	(0.65)%[5]	(0.52)%	(0.30)%	(0.43)%	(0.51)%	(0.91)%[5]
Expense waiver/reimbursement[6]	4.03%[5]	5.56%	5.22%	3.55%	8.14%	9.41%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,554	$5,727	$3,319	$10,064	$3,595	$784
Portfolio turnover	86%	192%	222%	243%	237%	209%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,235.80	$9.86
Class C Shares	$1,000	$1,230.80	$14.06
Institutional Shares	$1,000	$1,237.20	$8.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,012.60	$12.68
Institutional Shares	$1,000	$1,017.64	$7.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class C Shares	2.50%
Institutional Shares	1.50%
Semi-Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)

At January 31, 2011, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Specialty Chemicals	4.9%
Property Liability Insurance	4.6%
Financial Services	3.8%
Printed Circuit Boards	3.6%
Life Insurance	3.4%
Offshore Driller	3.2%
Home Health Care	3.1%
Specialty Retailing	3.0%
Commodity Chemicals	2.8%
Semiconductor Manufacturing	2.8%
Computer Services	2.5%
Auto Original Equipment Manufacturers	2.4%
Department Stores	2.4%
Electric Utility	2.4%
Multi-Line Insurance	2.4%
Oil Service, Explore & Drill	2.3%
Oil Well Supply	2.2%
Furniture	2.1%
Photo-Optical-Comp-Equip	2.0%
Recreational Vehicles	2.0%
Auto Rentals	1.7%
Construction & Engineering	1.7%
Cosmetics & Toiletries	1.7%
Long-Term Care Centers	1.7%
Biotechnology	1.6%
Restaurant	1.6%
Undesignated Health	1.6%
Miscellaneous Metals	1.5%
Electrical Equipment	1.3%
Savings & Loan	1.3%
Shoes	1.3%
Airline - National	1.2%
Crude Oil & Gas Production	1.2%
Paper Products	1.2%
Wireless Communications	1.2%
Electronic Instruments	1.1%
Semi-Annual Shareholder Report
6

Industry Composition	Percentage of Total Net Assets
Regional Banks	1.1%
Clothing Stores	1.0%
Greeting Cards	1.0%
Other[2]	14.8%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities — Net[4]	(0.8)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
7

Portfolio of Investments

January 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.7%
		Agricultural Machinery – 0.5%
925		Lindsay Manufacturing Co.	60,199
		Airline — National – 1.2%
2,116	[1]	Atlas Air Worldwide Holdings, Inc.	107,514
6,038	[1]	Jet Blue Airways Corp.	36,228
		TOTAL	143,742
		Airline — Regional – 0.2%
1,773		SkyWest, Inc.	26,684
		Apparel – 0.7%
767	[1]	Under Armour, Inc., Class A	45,913
1,566	[1]	Zumiez Inc.	36,362
		TOTAL	82,275
		Auto Original Equipment Manufacturers – 2.4%
4,168	[1]	American Axle & Manufacturing Holdings, Inc.	59,602
1,248		Superior Industries International, Inc.	24,960
5,026	[1]	Tenneco Automotive, Inc.	207,725
		TOTAL	292,287
		Auto Part Replacement – 0.4%
3,825		Standard Motor Products, Inc.	46,321
		Auto Rentals – 1.7%
288	[1]	AMERCO	26,211
6,555	[1]	United Rentals, Inc.	174,691
		TOTAL	200,902
		Beer – 0.4%
521	[1]	The Boston Beer Co., Inc., Class A	46,895
		Biotechnology – 1.6%
421	[1]	Air Methods Corp.	21,572
2,336	[1]	Momenta Pharmaceuticals, Inc.	29,877
2,725	[1]	Questcor Pharmaceuticals, Inc.	42,129
6,140	[1]	ViroPharma, Inc.	100,696
		TOTAL	194,274
		Broadcasting – 0.0%
18	[1]	Hughes Communications, Inc.	1,098
		Business Services – 0.2%
317	[1]	OpenTable, Inc.	24,923
Semi-Annual Shareholder Report
8

Shares			Value
		Carpets – 0.1%
848		Interface, Inc.	13,780
		Clothing Stores – 1.0%
2,862		Mens Wearhouse, Inc.	75,013
413	[1]	Shoe Carnival, Inc.	10,222
5,060		Stein Mart, Inc.	39,645
		TOTAL	124,880
		Commodity Chemicals – 2.8%
2,950		Kronos Worldwide, Inc.	129,298
5,308		Westlake Chemical Corp.	205,526
		TOTAL	334,824
		Computer Peripherals – 0.3%
704	[1]	3D Systems Corp.	20,092
1,271		Daktronics, Inc.	19,408
		TOTAL	39,500
		Computer Services – 2.5%
6,736	[1]	Riverbed Technology, Inc.	241,620
1,483	[1]	Synnex Corp.	49,518
916	[1]	Xyratex Ltd.	12,210
		TOTAL	303,348
		Construction & Engineering – 1.7%
9,166		Tutor Perini Corp.	208,160
		Construction Machinery – 0.4%
527		NACCO Industries, Inc., Class A	52,832
		Cosmetics & Toiletries – 1.7%
1,072	[1]	Helen of Troy Ltd.	30,091
4,558	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	168,828
		TOTAL	198,919
		Crude Oil & Gas Production – 1.2%
322	[1]	Clayton Williams Energy, Inc.	28,545
2,157	[1]	Goodrich Petroleum Corp.	45,772
3,085		W&T Offshore, Inc.	62,780
		TOTAL	137,097
		Defense Aerospace – 0.3%
1,480		Ducommun, Inc.	32,501
		Department Stores – 2.4%
4,873		Dillards, Inc., Class A	193,555
7,923	[1]	Saks, Inc.	92,858
		TOTAL	286,413
Semi-Annual Shareholder Report
9

Shares			Value
		Diversified Financial Services – 0.4%
5,733	[1]	American Capital Ltd.	46,839
		Electric & Electronic Original Equipment Manufacturers – 0.1%
1,429	[1]	Exide Technologies	13,733
		Electric Utility – 2.4%
3,819		Avista Corp.	86,500
3,798		El Paso Electric Co.	102,356
2,797		UniSource Energy Corp.	100,161
		TOTAL	289,017
		Electrical Equipment – 1.3%
2,332		Robbins & Myers, Inc.	96,848
1,483	[1]	Rofin-Sinar Technologies, Inc.	57,985
		TOTAL	154,833
		Electronic Instruments – 1.1%
851	[1]	iRobot Corp.	22,977
9,798	[1]	Power-One, Inc.	104,839
		TOTAL	127,816
		Electronic Test/Measuring Equipment – 0.3%
537	[1]	Measurement Specialties, Inc.	14,467
225	[1]	OYO Geospace Corp.	21,561
		TOTAL	36,028
		Financial Services – 3.8%
483	[1]	America's Car-Mart, Inc.	12,046
1,529		Lakeland Financial Corp.	31,467
2,723		Nelnet, Inc., Class A	61,050
8,778	[1]	Verifone Systems, Inc.	350,593
		TOTAL	455,156
		Food Wholesaling – 0.6%
1,969	[1]	Core-Mark Holding Co., Inc.	66,631
		Furniture – 2.1%
5,625	[1]	Tempur-Pedic International, Inc.	245,475
		Generic Drugs – 0.8%
2,554	[1]	Par Pharmaceutical Cos., Inc.	91,229
		Greeting Cards – 1.0%
5,629		American Greetings Corp., Class A	122,318
		Home Health Care – 3.1%
6,985	[1]	Amerigroup Corp.	365,804
		Home Products – 0.1%
301		Blyth Industries, Inc.	10,120
Semi-Annual Shareholder Report
10

Shares			Value
		Industrial Machinery – 0.6%
2,249		Actuant Corp.	62,365
388		Twin Disc, Inc.	12,637
		TOTAL	75,002
		Insurance Brokerage – 0.2%
720	[1]	Texas Capital Bancshares, Inc.	17,561
		Insurance-Life/Health – 1.6%
6,149	[1]	Healthspring, Inc.	186,868
		International Bank – 0.1%
249	[1]	Signature Bank	13,008
		Internet Services – 0.9%
978		EarthLink Network, Inc.	8,343
1,018	[1]	Shutterfly, Inc.	33,889
1,288	[1]	Travelzoo, Inc.	60,536
		TOTAL	102,768
		Life Insurance – 3.4%
6,162		American Equity Investment Life Holding Co.	78,134
11,490		Delphi Financial Group, Inc., Class A	330,682
		TOTAL	408,816
		Long-Term Care Centers – 1.7%
11,015	[1]	Kindred Healthcare, Inc.	206,091
		Mail Order – 0.3%
3,018	[1]	Systemax, Inc.	41,226
		Maritime – 0.2%
1,269		Golar LNG Ltd.	22,144
		Metals & Mining – 0.5%
2,180	[1]	Cloud Peak Energy, Inc.	49,638
959	[1]	Horsehead Holding Corp.	12,189
		TOTAL	61,827
		Miscellaneous Components – 0.9%
3,062	[1]	MKS Instruments, Inc.	87,910
1,280	[1]	TriMas Corp.	24,371
		TOTAL	112,281
		Miscellaneous Food Products – 0.0%
192		Fresh Del Monte Produce, Inc.	5,078
		Miscellaneous Machinery – 0.5%
1,056	[1]	Colfax Corp.	19,684
470		Nordson Corp.	43,386
		TOTAL	63,070
Semi-Annual Shareholder Report
11

Shares			Value
		Miscellaneous Metals – 1.5%
351		Haynes International, Inc.	17,101
7,259	[1]	Stillwater Mining Co.	157,375
		TOTAL	174,476
		Money Center Bank – 0.7%
4,559		International Bancshares Corp.	86,484
		Multi-Industry Capital Goods – 0.3%
1,116	[1]	Ceradyne, Inc.	39,540
		Multi-Line Insurance – 2.4%
14,442	[1]	CNO Financial Group, Inc.	91,418
624		EMC Insurance Group, Inc.	14,021
3,456		FBL Financial Group, Inc., Class A	96,111
717		Harleysville Group, Inc.	25,332
960		Infinity Property & Casualty	57,350
		TOTAL	284,232
		Offshore Driller – 3.2%
7,508	[1]	Bristow Group, Inc.	386,587
		Oil Refiner – 0.4%
3,609	[1]	Western Refining, Inc.	43,958
		Oil Service, Explore & Drill – 2.3%
1,694	[1]	Basic Energy Services, Inc.	30,932
8,717	[1]	Complete Production Services, Inc.	243,553
		TOTAL	274,485
		Oil Well Supply – 2.2%
420		Carbo Ceramics, Inc.	48,367
12,009		RPC, Inc.	211,118
		TOTAL	259,485
		Optical Reading Equipment – 0.4%
1,614	[1]	Newport Corp.	28,326
460	[1]	ScanSource, Inc.	16,656
		TOTAL	44,982
		Other Communications Equipment – 0.2%
866	[1]	Skyworks Solutions, Inc.	27,513
		Other Computer Hardware – 0.1%
2,076	[1]	Smart Modular Technologies (WWH), Inc.	14,034
		Paper Products – 1.2%
2,374	[1]	Boise, Inc.	21,342
3,392		Buckeye Technologies, Inc.	85,343
Semi-Annual Shareholder Report
12

Shares			Value
2,139	[1]	Kapstone Paper and Packaging Corp.	36,427
		TOTAL	143,112
		Personnel Agency – 0.9%
1,899		Administaff, Inc.	53,780
2,284	[1]	Korn/Ferry International	53,445
		TOTAL	107,225
		Photo-Optical Comp-Equip – 2.0%
2,948		Cognex Corp.	92,390
1,563	[1]	Coherent, Inc.	83,699
1,978	[1]	IPG Photonics Corp.	68,538
		TOTAL	244,627
		Photography – 0.1%
2,395	[1]	Eastman Kodak Co.	8,766
		Printed Circuit Boards – 3.6%
15,344	[1]	Benchmark Electronics, Inc.	291,382
1,793	[1]	Multi-Fineline Electronix, Inc.	51,818
6,196	[1]	Sanmina-SCI Corp.	93,126
		TOTAL	436,326
		Property Liability Insurance – 4.6%
1,996	[1]	American Safety Insurance Holdings, Ltd.	40,040
2,235		Argo Group International Holdings Ltd.	79,611
4,103		Horace Mann Educators Corp.	70,900
8,819		Meadowbrook Insurance Group, Inc.	83,692
1,829		National Interstate Corp.	38,445
1,795		Platinum Underwriters Holdings Ltd.	79,339
1,114	[1]	ProAssurance Corp.	65,358
5,438		Selective Insurance Group, Inc.	96,688
		TOTAL	554,073
		Recreational Vehicles – 2.0%
3,102		Polaris Industries, Inc., Class A	238,606
		Regional Banks – 1.1%
285		Alliance Financial Corp.	8,467
342		Bar Harbor Bankshares	9,990
3,933		Cathay Bancorp, Inc.	68,080
883	[1]	Pinnacle Financial Partners, Inc.	12,150
452		Republic Bancorp, Inc.	8,629
646		The First of Long Island Corp.	18,327
		TOTAL	125,643
Semi-Annual Shareholder Report
13

Shares			Value
		Restaurant – 1.6%
1,779	[1]	DineEquity, Inc.	91,761
7,122	[1]	Ruby Tuesday, Inc.	96,004
		TOTAL	187,765
		Savings & Loan – 1.3%
5,124		Flushing Financial Corp.	73,017
3,466		Webster Financial Corp. Waterbury	79,302
		TOTAL	152,319
		Semiconductor Manufacturing – 2.8%
687	[1]	AXT, Inc.	7,440
1,790	[1]	Anadigics, Inc.	12,226
4,406	[1]	Entropic Communications, Inc.	48,334
2,108	[1]	Plexus Corp.	57,000
3,661	[1]	Semtech Corp.	79,938
9,949	[1]	Triquint Semiconductor, Inc.	130,929
		TOTAL	335,867
		Semiconductor Manufacturing Equipment – 0.5%
2,823	[1]	GT Solar International, Inc.	31,180
760	[1]	MIPS Technologies, Inc.	9,439
3,042	[1]	Photronics, Inc.	20,047
		TOTAL	60,666
		Shoes – 1.3%
3,052	[1]	Collective Brands, Inc.	62,139
1,397	[1]	DSW, Inc., Class A	46,506
1,220	[1]	Genesco, Inc.	45,298
		TOTAL	153,943
		Software Packaged/Custom – 0.5%
1,608	[1]	Aspen Technology, Inc.	22,753
1,821	[1]	Tibco Software, Inc.	40,026
		TOTAL	62,779
		Specialty Chemicals – 4.9%
1,017	[1]	LSB Industries, Inc.	30,632
4,504	[1]	Polypore International, Inc.	216,868
8,010	[1]	Rockwood Holdings, Inc.	325,126
587	[1]	TPC Group, Inc.	18,490
		TOTAL	591,116
		Specialty Machinery – 0.2%
426		Cascade Corp.	20,052
Semi-Annual Shareholder Report
14

Shares			Value
		Specialty Retailing – 3.0%
1,633	[1]	Asbury Automotive Group, Inc.	30,063
1,965		Pep Boys-Manny Moe & Jack	27,392
851	[1]	Pier 1 Imports, Inc.	7,974
7,402		Sothebys Holdings, Inc., Class A	298,301
		TOTAL	363,730
		Telecommunication Equipment & Services – 0.5%
2,609	[1]	Oplink Communications, Inc.	64,651
		Wireless Communications – 1.2%
2,943	[1]	InterDigital, Inc.	141,705
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,071,585)	11,821,340
		MUTUAL FUND – 2.1%
252,739	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	252,739
		TOTAL INVESTMENTS — 100.8% (IDENTIFIED COST $9,324,324)[4]	12,074,079
		OTHER ASSETS AND LIABILITIES - NET — (0.8)%[5]	(90,370)
		TOTAL NET ASSETS — 100%	$11,983,709
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $252,739 of investment in an affiliated issuer (Note 5) (identified cost $9,324,324)		$12,074,079
Income receivable		2,197
Receivable for investments sold		55,736
Receivable for shares sold		86
TOTAL ASSETS		12,132,098
Liabilities:
Payable for investments purchased	$58,183
Payable for shares redeemed	30,616
Payable for transfer and dividend disbursing agent fees and expenses	11,298
Payable for auditing fees	11,318
Payable for portfolio accounting fees	11,816
Payable for distribution services fee (Note 5)	2,066
Payable for shareholder services fee (Note 5)	3,242
Payable for share registration costs	15,664
Accrued expenses	4,186
TOTAL LIABILITIES		148,389
Net assets for 1,291,639 shares outstanding		$11,983,709
Net Assets Consist of:
Paid-in capital		$23,961,689
Net unrealized appreciation of investments		2,749,755
Accumulated net realized loss on investments		(14,664,922)
Accumulated net investment income (loss)		(62,813)
TOTAL NET ASSETS		$11,983,709
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,553,726 ÷ 588,449 shares outstanding), no par value, unlimited shares authorized	$9.44
Offering price per share	$9.44
Redemption proceeds per share	$9.44
Class A Shares:
Net asset value per share ($3,285,262 ÷ 352,173 shares outstanding), no par value, unlimited shares authorized	$9.33
Offering price per share (100/94.50 of $9.33)	$9.87
Redemption proceeds per share	$9.33
Class C Shares:
Net asset value per share ($3,144,721 ÷ 351,017 shares outstanding), no par value, unlimited shares authorized	$8.96
Offering price per share	$8.96
Redemption proceeds per share (99.00/100 of $8.96)	$8.87

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
17

Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Dividends (including $176 received from an affiliated issuer (Note 5))			$51,716
Expenses:
Investment adviser fee (Note 5)		$69,268
Administrative personnel and services fee (Note 5)		115,948
Custodian fees		15,783
Transfer and dividend disbursing agent fees and expenses		34,872
Directors'/Trustees' fees		889
Auditing fees		11,343
Legal fees		3,571
Portfolio accounting fees		34,681
Distribution services fee — Class C Shares (Note 5)		12,091
Shareholder services fee — Class A Shares (Note 5)		3,871
Shareholder services fee — Class C Shares (Note 5)		4,030
Share registration costs		22,891
Printing and postage		19,974
Insurance premiums		2,177
Miscellaneous		1,814
TOTAL EXPENSES		353,203
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(69,268)
Waiver of administrative personnel and services fee	(22,625)
Reimbursement of other operating expenses	(150,768)
TOTAL WAIVERS AND REIMBURSEMENTS		(242,661)
Net expenses			110,542
Net investment income (loss)			(58,826)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,073,793
Net change in unrealized appreciation of investments			1,525,527
Net realized and unrealized gain on investments			2,599,320
Change in net assets resulting from operations			$2,540,494

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(58,826)	$(72,256)
Net realized gain on investments	1,073,793	986,994
Net change in unrealized appreciation/depreciation of investments	1,525,527	(201,554)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,540,494	713,184
Share Transactions:
Proceeds from sale of shares	347,227	3,144,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	7,116,211
Cost of shares redeemed	(3,073,720)	(5,140,601)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,726,493)	5,119,674
Change in net assets	(185,999)	5,832,858
Net Assets:
Beginning of period	12,169,708	6,336,850
End of period (including accumulated net investment income (loss) of $(62,813) and $(3,987), respectively)	$11,983,709	$12,169,708

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

On March 19, 2010, the Fund acquired all of the net assets of Federated MDT Small Cap Value Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on March 5, 2010. The purpose of the transaction was to combine two portfolios managed by Federated MDTA LLC with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2010, are as follows:

Net investment income (loss)	$(105,218)
Net realized and unrealized gain on investments	$3,582,803
Net increase in net assets resulting from operations	$3,477,585

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
926,935	$7,116,211	$939,977	$6,665,919	$13,782,130

1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value Semi-Annual Shareholder Report

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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,880	$148,652	266,476	$1,935,961
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	—	330,668	2,585,853
Shares redeemed	(178,818)	(1,553,348)	(347,032)	(2,489,361)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(161,938)	$(1,404,696)	250,112	$2,032,453
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,521	$132,161	105,402	$776,141
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	—	246,717	1,912,141
Shares redeemed	(84,925)	(673,518)	(181,648)	(1,368,024)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(69,404)	$(541,357)	170,471	$1,320,258
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,644	$66,414	62,891	$431,962
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated MDT Small Cap Value Fund	—	—	349,550	2,618,217
Shares redeemed	(105,067)	(846,854)	(178,711)	(1,283,216)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(96,423)	$(780,440)	233,730	$1,766,963
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(327,765)	$(2,726,493)	654,313	$5,119,674
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4. FEDERAL TAX INFORMATION

At January 31, 2011, the cost of investments for federal tax purposes was $9,324,324. The net unrealized appreciation of investments for federal tax purposes was $2,749,755. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,825,135 and net unrealized depreciation from investments for those securities having an excess of cost over value of $75,380.

At July 31, 2010, the Fund had a capital loss carryforward of $15,692,267 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$176,370
2016	$4,282,986
2017	$6,139,530
2018	$5,093,381

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets from Federated MDT Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2011, the Adviser voluntarily waived $69,182 of its fee and voluntarily reimbursed $150,768 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FAS waived $22,625 of its fee. The net fee paid to FAS was 1.549% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC retained $392 of fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2011, FSC retained $174 in sales charges from the sale of Class A Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 5, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2011, the Adviser reimbursed $86. Transactions involving the affiliated holding during the six months ended January 31, 2011, were as follows:

Affiliate	Balance of Shares Held 7/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	258,202	1,781,524	1,786,987	252,739	$252,739	$176

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2011, were as follows:

Purchases	$10,080,496
Sales	$12,833,377
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated MDT Small Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report

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(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Semi-Annual Shareholder Report

32

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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35

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R817
Cusip 31421R791
Cusip 31421R783

36359 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated MDT Small Cap Growth Fund

Fund Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2011

Class A Shares
Class B Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.74	$7.85	$11.57	$12.95	$10.59	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[3]	(0.10)[3]	(0.08)[3]	(0.14)[3]	(0.14)[3]	(0.17)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.34	0.99	(3.64)	(1.17)	2.50	0.76
TOTAL FROM INVESTMENT OPERATIONS	2.29	0.89	(3.72)	(1.31)	2.36	0.59
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.07)	—	—
Regulatory Settlement Proceeds	—	—	0.00[4]	—	—	—
Net Asset Value, End of Period	$11.03	$8.74	$7.85	$11.57	$12.95	$10.59
Total Return[5]	26.20%	11.34%	(32.15)%[6]	(10.20)%	22.29%	5.90%
Ratios to Average Net Assets:
Net expenses	1.75%[7]	1.75%	1.75%	1.75%	1.75%	2.02%[7]
Net investment income (loss)	(1.04)%[7]	(1.17)%	(1.04)%	(1.20)%	(1.16)%	(1.50)% [7]
Expense waiver/reimbursement[8]	1.33%[7]	1.22%	1.02%	1.05%	25.97%	22.65%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,929	$19,822	$21,682	$31,874	$532	$157
Portfolio turnover	62%	142%	244%	212%	157%	157%

1	MDT Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
7	Computed on an annualized basis.
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1

8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,		Period Ended 7/31/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$8.65	$7.81	$11.61	$11.26
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.16)[2]	(0.14)[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.30	1.00	(3.66)	0.44
TOTAL FROM INVESTMENT OPERATIONS	2.21	0.84	(3.80)	0.35
Regulatory Settlement Proceeds	—	—	0.00[3]	—
Net Asset Value, End of Period	$10.86	$8.65	$7.81	$11.61
Total Return[4]	25.55%	10.76%	(32.73)%	3.11%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.50%	2.50%	2.50%[5]
Net investment income (loss)	(1.79)%[5]	(1.92)%	(1.75)%	(1.96)% [5]
Expense waiver/reimbursement[6]	1.33%[5]	1.22%	1.02%	1.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,534	$2,350	$3,088	$9,811
Portfolio turnover	62%	142%	244%	212%[7]
1	Reflects operations for the period from March 18, 2008 (date of initial investment) to July 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2008.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.43	$7.62	$11.32	$12.77	$10.52	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.09)[3]	(0.16)[3]	(0.14)[3]	(0.22)[3]	(0.23)[3]	(0.26)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.25	0.97	(3.56)	(1.16)	2.48	0.78
TOTAL FROM INVESTMENT OPERATIONS	2.16	0.81	(3.70)	(1.38)	2.25	0.52
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.07)	—	—
Regulatory Settlement Proceeds	—	—	0.00[4]	—	—	—
Net Asset Value, End of Period	$10.59	$8.43	$7.62	$11.32	$12.77	$10.52
Total Return[5]	25.62%	10.63%	(32.69)%	(10.89)%	21.39%	5.20%
Ratios to Average Net Assets:
Net expenses	2.50%[6]	2.49%	2.50%	2.47%	2.50%	2.77%[6]
Net investment income (loss)	(1.79)%[6]	(1.91)%	(1.79)%	(1.93)%	(1.92)%	(2.25)% [6]
Expense waiver/reimbursement[7]	1.33%[6]	1.22%	1.02%	1.07%	27.07%	25.65%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,198	$2,795	$4,069	$6,450	$702	$348
Portfolio turnover	62%	142%	244%	212%	157%	157%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2011	Year Ended July 31,				Period Ended 7/31/2006[2]
		2010	2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.85	$7.93	$11.66	$13.02	$10.61	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)[3]	(0.08)[3]	(0.06)[3]	(0.11)[3]	(0.13)[3]	(0.13)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.37	1.00	(3.67)	(1.18)	2.54	0.74
TOTAL FROM INVESTMENT OPERATIONS	2.33	0.92	(3.73)	(1.29)	2.41	0.61
Less Distributions:
Distributions from net realized gain on investments	—	—	—	(0.07)	—	—
Regulatory Settlement Proceeds	—	—	0.00[4]	—	—	—
Net Asset Value, End of Period	$11.18	$8.85	$7.93	$11.66	$13.02	$10.61
Total Return[5]	26.33%	11.60%	(31.99)%	(9.99)%	22.71%	6.10%
Ratios to Average Net Assets:
Net expenses	1.50%[6]	1.50%	1.50%	1.50%	1.50%	1.77%[6]
Net investment income (loss)	(0.79)%[6]	(0.92)%	(0.80)%	(0.91)%	(1.03)%	(1.25)%[6]
Expense waiver/reimbursement[7]	1.33%[6]	1.22%	1.02%	1.09%	5.58%	25.65%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,700	$27,039	$39,246	$62,209	$16,245	$227
Portfolio turnover	62%	142%	244%	212%	157%	157%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2010	Ending Account Value 1/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,262.00	$9.98
Class B Shares	$1,000	$1,255.50	$14.21
Class C Shares	$1,000	$1,256.20	$14.22
Institutional Shares	$1,000	$1,263.30	$8.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
Institutional Shares	$1,000	$1,017.64	$7.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2011, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Specialty Chemicals	7.0%
Software Packaged/Custom	6.7%
Telecommunication Equipment & Services	5.4%
Specialty Retailing	4.9%
Shoes	4.6%
Clothing Stores	4.4%
Undesignated Consumer Cyclicals	4.2%
Electrical Equipment	3.3%
Computer Peripherals	3.0%
Oil Well Supply	2.5%
Financial Services	2.3%
Home Health Care	1.9%
Industrial Machinery	1.9%
Medical Supplies	1.9%
Miscellaneous Machinery	1.9%
Computer Services	1.8%
Furniture	1.8%
Photo-Optical Component-Equipment	1.7%
Recreational Vehicles	1.7%
Electronic Instruments	1.6%
Trucking	1.6%
Home Products	1.5%
Auto Original Equipment Manufacturers	1.4%
Biotechnology	1.4%
Miscellaneous Components	1.3%
Personal Loans	1.3%
Wireless Communications	1.2%
Business Services	1.1%
Cosmetics & Toiletries	1.1%
Internet Services	1.1%
Semiconductor Manufacturing	1.1%
Beer	1.0%
Commodity Chemicals	1.0%
Leasing	1.0%
Medical Technology	1.0%
Multi-Industry Capital Goods	1.0%
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Industry Composition	Percentage of Total Net Assets
Semiconductor Manufacturing Equipment	1.0%
Other[2]	13.8%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities — Net[4]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

January 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Agricultural Machinery – 0.9%
8,234		Lindsay Manufacturing Co.	535,869
		Airline - Regional – 0.2%
2,086	[1]	Alaska Air Group, Inc.	123,575
		Apparel – 0.8%
1,265	[1]	Carter's, Inc.	35,041
8,716	[1]	Maidenform Brands, Inc.	224,350
8,506	[1]	Zumiez, Inc.	197,509
		TOTAL	456,900
		Auto Original Equipment Manufacturers – 1.4%
1,848		Sun Hydraulics Corp.	68,893
18,379	[1]	Tenneco Automotive, Inc.	759,604
		TOTAL	828,497
		Auto Rentals – 0.8%
17,380	[1]	United Rentals, Inc.	463,177
		Beer – 1.0%
6,466	[1]	The Boston Beer Co., Inc., Class A	582,005
		Biotechnology – 1.4%
9,449	[1]	Acorda Therapeutics, Inc.	207,406
4,518	[1]	Air Methods Corp.	231,502
5,705	[1]	Alnylam Pharmaceuticals, Inc.	58,904
1,845	[1]	Nektar Therapeutics	20,683
18,105	[1]	Questcor Pharmaceuticals, Inc.	279,903
		TOTAL	798,398
		Broadcasting – 0.0%
316	[1]	Hughes Communications, Inc.	19,282
		Building Materials – 0.0%
497	[1]	Trex Co., Inc.	11,570
		Business Services – 1.1%
8,081	[1]	OpenTable, Inc.	635,328
		Carpets – 0.5%
17,655		Interface, Inc.	286,894
		Clothing Stores – 4.4%
30,884	[1]	AnnTaylor Stores Corp.	683,154
7,182		Cato Corp., Class A	175,528
7,772	[1]	Children's Place Retail Stores, Inc.	325,569
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Shares			Value
15,703	[1]	Fossil, Inc.	1,115,698
6,899	[1]	Jos A. Bank Clothiers, Inc.	294,795
		TOTAL	2,594,744
		Commodity Chemicals – 1.0%
4,826		Newmarket Corp.	612,226
		Computer Peripherals – 3.0%
24,898	[1]	Aruba Networks, Inc.	536,552
20,052	[1]	Fortinet, Inc.	770,999
22,890	[1]	STEC, Inc.	469,016
		TOTAL	1,776,567
		Computer Services – 1.8%
236	[1]	Manhattan Associates, Inc.	6,964
29,023	[1]	Riverbed Technology, Inc.	1,041,055
292		Syntel, Inc.	16,285
785	[1]	Xyratex Ltd.	10,464
		TOTAL	1,074,768
		Construction Machinery – 0.4%
2,336		NACCO Industries, Inc., Class A	234,184
		Cosmetics & Toiletries – 1.1%
36,734	[1]	Sally Beauty Holdings, Inc.	483,419
3,963	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	146,790
		TOTAL	630,209
		Crude Oil & Gas Production – 0.7%
4,391	[1]	Clayton Williams Energy, Inc.	389,262
		Defense Aerospace – 0.3%
2,787		Heico Corp.	145,732
		Diversified Leisure – 0.5%
7,418	[1]	Coinstar, Inc.	307,031
		Electrical Equipment – 3.3%
2,511		American Science & Engineering, Inc.	218,457
7,536		Belden, Inc.	261,951
8,579	[1]	Littelfuse, Inc.	439,931
12,642	[1]	Rofin-Sinar Technologies, Inc.	494,302
11,308		Smith (A.O.) Corp.	484,096
		TOTAL	1,898,737
		Electronic Instruments – 1.6%
12,180	[1]	Hittite Microwave Corp.	728,120
6,190	[1]	iRobot Corp.	167,130
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Shares			Value
5,943	[1]	Power-One, Inc.	63,590
		TOTAL	958,840
		Electronic Test/Measuring Equipment – 0.6%
3,566		MTS Systems Corp.	133,422
2,153	[1]	OYO Geospace Corp.	206,322
		TOTAL	339,744
		Financial Services – 2.3%
9,805		Deluxe Corp.	239,732
27,111	[1]	Verifone Systems, Inc.	1,082,814
		TOTAL	1,322,546
		Furniture – 1.8%
24,217	[1]	Tempur-Pedic International, Inc.	1,056,830
		Generic Drugs – 0.4%
1,449	[1]	Impax Laboratories, Inc.	33,646
8,000	[1]	Jazz Pharmaceuticals, Inc.	178,880
		TOTAL	212,526
		Grocery Chain – 0.5%
6,650		Casey's General Stores, Inc.	282,558
		Health Care Providers & Services – 0.7%
9,954	[1]	Catalyst Health Solutions, Inc.	432,004
		Home Health Care – 1.9%
21,011	[1]	Amerigroup Corp.	1,100,346
		Home Products – 1.5%
19,184		Tupperware Brands Corp.	877,668
		Household Appliances – 0.3%
2,307	[1]	Middleby Corp.	188,736
		Industrial Machinery – 1.9%
33,497		Actuant Corp.	928,872
10,258	[1]	Blount International, Inc.	153,972
		TOTAL	1,082,844
		International Bank – 0.5%
5,267	[1]	Signature Bank	275,148
		Internet Services – 1.1%
11,149	[1]	Ancestry.com, Inc.	396,904
4,697	[1]	Travelzoo, Inc.	220,759
		TOTAL	617,663
		Leasing – 1.0%
18,085		Textainer Group Holdings Ltd.	560,635
Semi-Annual Shareholder Report
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Shares			Value
		Machined Parts Original Equipment Manufacturers – 0.1%
2,150		Applied Industrial Technologies, Inc.	68,069
		Mail Order – 0.5%
9,823	[1]	HSN, Inc.	276,616
		Medical Supplies – 1.9%
25,470	[1]	Sirona Dental Systems, Inc.	1,115,841
		Medical Technology – 1.0%
11,645	[1]	Cepheid, Inc.	276,685
6,793	[1]	Integra Lifesciences Corp.	315,060
		TOTAL	591,745
		Miscellaneous Components – 1.3%
7,851	[1]	Amkor Technology, Inc.	63,907
3,636	[1]	Applied Micro Circuits Corp.	35,778
16,257	[1]	Microsemi Corp.	365,620
7,287	[1]	STR Holdings, Inc.	133,206
7,540	[1]	TriMas Corp.	143,562
		TOTAL	742,073
		Miscellaneous Machinery – 1.9%
12,284		Nordson Corp.	1,133,936
		Miscellaneous Metals – 0.1%
1,298	[1]	Brush Engineered Materials, Inc.	45,404
		Multi-Industry Capital Goods – 1.0%
8,311		Acuity Brands, Inc.	458,767
3,121		Raven Industries, Inc.	147,436
		TOTAL	606,203
		Multi-Industry Transportation – 0.3%
4,993	[1]	Hub Group, Inc.	173,657
		Mutual Fund Adviser – 0.0%
290		Artio Global Investors, Inc.	4,248
		Office Furniture – 0.5%
2,513		HNI Corp.	76,245
9,656		Miller Herman, Inc.	232,999
		TOTAL	309,244
		Oil Well Supply – 2.5%
6,975		Lufkin Industries, Inc.	465,372
55,614		RPC, Inc.	977,694
		TOTAL	1,443,066
		Other Computer Hardware – 0.1%
11,467	[1]	Smart Modular Technologies (WWH), Inc.	77,517
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Shares			Value
		Paper Products – 0.8%
5,933	[1]	Clearwater Paper Corp.	469,182
		Personal Loans – 1.3%
5,184	[1]	Credit Acceptance Corp.	293,155
8,360	[1]	World Acceptance Corp.	469,498
		TOTAL	762,653
		Photo-Optical Component-Equipment – 1.7%
17,583		Cognex Corp.	551,051
5,137	[1]	Coherent, Inc.	275,087
5,428	[1]	IPG Photonics Corp.	188,080
		TOTAL	1,014,218
		Photography – 0.3%
50,197	[1]	Eastman Kodak Co.	183,721
		Plastic – 0.7%
32,419	[1]	Polyone Corp.	426,310
		Professional Services – 0.5%
8,140		Corporate Executive Board Co.	316,320
		Recreational Goods – 0.2%
6,918		Sturm Ruger & Co., Inc.	103,147
		Recreational Vehicles – 1.7%
4,929		Brunswick Corp.	98,186
11,614		Polaris Industries, Inc., Class A	893,349
		TOTAL	991,535
		Regional Banks – 0.1%
4,096		Oritani Financial Corp.	49,111
		Restaurant – 0.4%
4,597		Cracker Barrel Old Country Store, Inc.	236,654
		Rubber – 0.4%
10,422		Cooper Tire & Rubber Co.	238,247
		Semiconductor Manufacturing – 1.1%
12,490	[1]	Cavium Networks, Inc.	493,855
20,151	[1]	Integrated Device Technology, Inc.	128,563
1,244	[1]	Semtech Corp.	27,163
		TOTAL	649,581
		Semiconductor Manufacturing Equipment – 1.0%
6,324	[1]	Brooks Automation, Inc.	74,244
34,401	[1]	GT Solar International, Inc.	379,959
11,774	[1]	MIPS Technologies, Inc.	146,233
		TOTAL	600,436
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Shares			Value
		Services to Medical Professionals – 0.3%
2,377	[1]	IPC The Hospitalist Co., Inc.	88,258
8,695	[1]	PharMerica Corp.	98,340
		TOTAL	186,598
		Shoes – 4.6%
10,694	[1]	Collective Brands, Inc.	217,730
42,221	[1]	CROCs, Inc.	692,002
9,611	[1]	DSW, Inc., Class A	319,950
11,719	[1]	Deckers Outdoor Corp.	860,057
22,105	[1]	Timberland Co., Class A	590,867
		TOTAL	2,680,606
		Software Packaged/Custom – 6.7%
11,235	[1]	Aspen Technology, Inc.	158,975
31,843	[1]	CSG Systems International, Inc.	619,346
9,021	[1]	Ebix, Inc.	203,424
15,638	[1]	Lawson Software, Inc.	146,997
6,464		Marketaxess Holdings, Inc.	130,120
11,531	[1]	NetSuite, Inc.	310,530
22,492	[1]	Quest Software, Inc.	580,744
3,024	[1]	Solarwinds, Inc.	57,154
53,113	[1]	Tibco Software, Inc.	1,167,424
37,940	[1]	ValueClick, Inc.	531,539
		TOTAL	3,906,253
		Specialty Chemicals – 7.0%
5,061		Arch Chemicals, Inc.	183,411
5,589		Chemed Corp.	347,803
10,406	[1]	LSB Industries, Inc.	313,429
23,468	[1]	Polypore International, Inc.	1,129,984
28,153	[1]	Rockwood Holdings, Inc.	1,142,730
40,764	[1]	Solutia, Inc.	954,693
		TOTAL	4,072,050
		Specialty Machinery – 0.1%
973	[1]	Universal Display Corp.	32,926
		Specialty Retailing – 4.9%
2,607	[1]	Asbury Automotive Group, Inc.	47,995
995	[1]	Dorman Products, Inc.	32,009
12,654	[1]	Hibbett Sports, Inc.	405,181
3,445	[1]	Kirkland's, Inc.	45,629
26,274		Sothebys Holdings, Inc., Class A	1,058,842
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Shares			Value
20,896		Tractor Supply Co.	1,072,174
6,350	[1]	Vitamin Shoppe Industries, Inc.	201,486
		TOTAL	2,863,316
		Telecommunication Equipment & Services – 5.4%
17,077	[1]	Acme Packet, Inc.	918,401
21,311		Adtran, Inc.	876,521
17,969	[1]	Anixter International, Inc.	1,136,899
6,057	[1]	Oplink Communications, Inc.	150,092
2,767		Plantronics, Inc.	97,952
		TOTAL	3,179,865
		Trucking – 1.6%
1,526	[1]	Celadon Group, Inc.	22,356
130		Forward Air Corp.	3,628
27,576	[1]	Old Dominion Freight Lines, Inc.	887,120
		TOTAL	913,104
		Undesignated Consumer Cyclicals – 4.2%
5,764	[1]	Bridgepoint Education, Inc.	105,251
1,275	[1]	Grand Canyon Education, Inc.	23,065
31,789		Nu Skin Enterprises, Inc., Class A	956,213
10,969	[1]	Parexel International Corp.	254,590
23,320	[1]	Wright Express Corp.	1,103,502
		TOTAL	2,442,621
		Undesignated Consumer Staples – 0.3%
555	[1]	Medifast, Inc.	13,276
4,084	[1]	USANA, Inc.	154,865
		TOTAL	168,141
		Wireless Communications – 1.2%
14,059	[1]	InterDigital, Inc.	676,941
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,698,517)	57,464,198
		MUTUAL FUND – 1.5%
855,691	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	855,691
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $43,554,208)[4]	58,319,889
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	41,342
		TOTAL NET ASSETS — 100%	$58,361,231

1	Non-income producing security.
2	Affiliated company.
Semi-Annual Shareholder Report

16

3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $855,691 of investments in an affiliated issuer (Note 5) (identified cost $43,554,208)		$58,319,889
Income receivable		10,937
Receivable for investments sold		1,269,324
Receivable for shares sold		30,964
TOTAL ASSETS		59,631,114
Liabilities:
Payable for investments purchased	$997,324
Payable for shares redeemed	143,128
Payable for transfer and dividend disbursing agent fees and expenses	60,361
Payable for distribution services fee (Note 5)	3,700
Payable for shareholder services fee (Note 5)	15,088
Accrued expenses	50,282
TOTAL LIABILITIES		1,269,883
Net assets for 5,272,356 shares outstanding		$58,361,231
Net Assets Consist of:
Paid-in capital		$84,071,549
Net unrealized appreciation of investments		14,765,681
Accumulated net realized loss on investments and foreign currency transactions		(40,202,635)
Accumulated net investment income (loss)		(273,364)
TOTAL NET ASSETS		$58,361,231
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($28,700,306 ÷ 2,567,040 shares outstanding), no par value, unlimited shares authorized	$11.18
Offering price per share	$11.18
Redemption proceeds per share	$11.18
Class A Shares:
Net asset value per share ($23,928,882 ÷ 2,169,989 shares outstanding), no par value, unlimited shares authorized	$11.03
Offering price per share (100/94.50 of $11.03)	$11.67
Redemption proceeds per share	$11.03
Class B Shares:
Net asset value per share ($2,534,032 ÷ 233,317 shares outstanding), no par value, unlimited shares authorized	$10.86
Offering price per share	$10.86
Redemption proceeds per share (94.50/100 of $10.86)	$10.26
Class C Shares:
Net asset value per share ($3,198,011 ÷ 302,010 shares outstanding), no par value, unlimited shares authorized	$10.59
Offering price per share	$10.59
Redemption proceeds per share (99.00/100 of $10.59)	$10.48

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2011 (unaudited)

Investment Income:
Dividends (including $1,023 received from an affiliated issuer (Note 5))			$197,528
Expenses:
Investment adviser fee (Note 5)		$318,820
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		11,437
Transfer and dividend disbursing agent fees and expenses		195,307
Directors'/Trustees' fees		1,230
Auditing fees		11,358
Legal fees		3,276
Portfolio accounting fees		40,649
Distribution services fee — Class B Shares (Note 5)		9,200
Distribution services fee — Class C Shares (Note 5)		11,091
Shareholder services fee — Class A Shares (Note 5)		26,901
Shareholder services fee — Class B Shares (Note 5)		3,066
Shareholder services fee — Class C Shares (Note 5)		3,697
Account administration fee — Class A Shares		140
Share registration costs		28,044
Printing and postage		34,057
Insurance premiums		2,236
Miscellaneous		2,777
TOTAL EXPENSES		839,396
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(318,820)
Waiver of administrative personnel and services fee	(27,448)
Reimbursement of other operating expenses	(22,236)
TOTAL WAIVERS AND REIMBURSEMENTS		(368,504)
Net expenses			470,892
Net investment income (loss)			(273,364)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,444,466
Net change in unrealized appreciation of investments			7,532,962
Net realized and unrealized gain on investments			12,977,428
Change in net assets resulting from operations			$12,704,064

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2011	Year Ended 7/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(273,364)	$(666,795)
Net realized gain on investments and foreign currency transactions	5,444,466	10,358,241
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,532,962	(2,811,790)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,704,064	6,879,656
Share Transactions:
Proceeds from sale of shares	4,326,745	11,120,568
Cost of shares redeemed	(10,675,770)	(34,080,159)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,349,025)	(22,959,591)
Change in net assets	6,355,039	(16,079,935)
Net Assets:
Beginning of period	52,006,192	68,086,127
End of period (including accumulated net investment income (loss) of $(273,364) and $0, respectively)	$58,361,231	$52,006,192

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2011 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report

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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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23

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	289,746	$2,884,694	1,036,441	$8,700,812
Shares redeemed	(776,222)	(7,692,411)	(2,934,270)	(24,909,022)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(486,476)	$(4,807,717)	(1,897,829)	$(16,208,210)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	110,745	$1,129,448	220,893	$1,830,136
Shares redeemed	(207,566)	(2,039,627)	(717,292)	(5,945,335)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(96,821)	$(910,179)	(496,399)	$(4,115,199)
Semi-Annual Shareholder Report
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	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,219	$177,854	30,468	$256,443
Shares redeemed	(56,768)	(548,624)	(153,798)	(1,269,484)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(38,549)	$(370,770)	(123,330)	$(1,013,041)
	Six Months Ended 1/31/2011		Year Ended 7/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	13,075	$134,749	41,076	$333,177
Shares redeemed	(42,609)	(395,108)	(243,542)	(1,956,318)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(29,534)	$(260,359)	(202,466)	$(1,623,141)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(651,380)	$(6,349,025)	(2,720,024)	$(22,959,591)

4. FEDERAL TAX INFORMATION

At January 31, 2011, the cost of investments for federal tax purposes was $43,554,208. The net unrealized appreciation of investments for federal tax purposes was $14,765,681. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,558,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $793,171.

At July 31, 2010, the Fund had a capital loss carryforward of $45,544,351 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$202,553
2017	$19,883,715
2018	$25,458,083

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2011, the Adviser voluntarily waived $318,323 of its fee and voluntarily reimbursed $22,236 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2011, FAS waived $27,448 of its fee. The net fee paid to FAS was 0.392% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2011, FSC retained $1,143 of fees paid by the Fund. For the six months ended January 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2011, FSC retained $562 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2011, FSSC received $1,036 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75%, 2.50% and 2.50% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 5, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2011, the Adviser reimbursed $497. Transactions involving the affiliated holding during the six months ended January 31, 2011, were as follows:

Affiliate	Balance of Shares Held 7/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	761,970	6,658,286	6,564,565	855,691	$855,691	$1,023
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2011, were as follows:

Purchases	$33,001,589
Sales	$39,758,619

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2011, there were no outstanding loans. During the six months ended January 31, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Evaluation and Approval of Advisory Contract – May 2010

Federated MDT Small Cap Growth Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report

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(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the homepage, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the fund overview page. On the fund overview page, select the “Documents” tab. At the top of that page, view “Holdings” by selecting a period or, at the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R775
Cusip 31421R676
Cusip 31421R767
Cusip 31421R759

36367 (3/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated MDT Series

By                      /S/    Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/    J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2011

By                      /S/    Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2011

>